As filed with the Securities and Exchange Commission on April 28, 2006

                                                    Registration Nos.  033-33419
                                                                       811-06130

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   F O R M  N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Pre-Effective Amendment No.____         ____

                        Post-Effective Amendment No. 22         |X|

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                        Amendment No. 24                        |X|

                  FIRST INVESTORS LIFE VARIABLE ANNUITY FUND C
                           (Exact Name of Registrant)

                     FIRST INVESTORS LIFE INSURANCE COMPANY
                               (Name of Depositor)

                    95 Wall Street, New York, New York 10005
              (Address of Depositor's Principal Executive Offices)

                                 (212) 858-8200
               (Depositor's Telephone Number, including Area Code)

                              Carol E. Springsteen
                     First Investors Life Insurance Company
                                 95 Wall Street
                            New York, New York 10005
                     (Name and Address of Agent For Service)

                        Copies of all communications to:
                                 Jorden Burt LLP
               1025 Thomas Jefferson Street, N.W., Suite 400 East
                           Washington, D.C. 20007-5109
                            Attn: Gary O. Cohen, Esq.

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective on (check the appropriate box):

|_|   Immediately upon filing pursuant to paragraph (b) of Rule 485

|X|   On May 1, 2006 pursuant to paragraph (b) of Rule 485

|_|   60 days after filing pursuant to paragraph (a)(1) of Rule 485

|_|   On (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in First Investors Life Variable Annuity Fund C under deferred variable annuity contracts.

                  FIRST INVESTORS LIFE VARIABLE ANNUITY FUND C

                              CROSS-REFERENCE SHEET

N-4 Item No.                                                     Location
------------                                                     --------


PART A:  PROSPECTUS

1   Cover Page............................................     Cover Page
2.  Definitions...........................................     Glossary of Special Terms
3.  Synopsis..............................................     Fees and Expenses
4.  Condensed Financial Information.......................     Condensed Financial Information
5.  General Description of
     Registrant, Depositor, and                                Overview; Who We Are and How to Contact Us; The Contracts in Detail;
     Portfolio Companies..................................     Voting Rights
6.  Deductions and Expenses...............................     Fees  and  Expenses; Financial Information; Calculating  Values;
                                                               Contract Expenses
7.  General Description of Variable Annuity
     Contracts............................................     Overview; The Contracts in Detail; Financial Information; Other
                                                               Information
8.  Annuity Period........................................     Overview; The Contracts in Detail; The Annuity Period
9.  Death Benefit.........................................     Overview; The Contracts in Detail; The Accumulation Period
10.  Purchases and Contract Value.........................     The Contracts in Detail; Financial Information
11.  Redemptions..........................................     The Contracts in Detail; Financial Information
12.  Taxes................................................     Federal Tax Information
13.  Legal Proceedings....................................     Not Applicable
14.  Table of Contents of the
     Statement of Additional Information................       Table of Contents of the Statement of Additional Information

PART B:  STATEMENT OF ADDITIONAL INFORMATION

15.  Cover Page...........................................     Cover Page
16.  Table of Contents....................................     Table Of Contents
17.  General Information and History......................     General Description; Other Information
18.  Services.............................................     Services
19.  Purchase of Securities Being Offered...............       Purchase of Securities
20.  Underwriters.........................................     Services
21.  Calculation of Performance
     Data...............................................       Not Applicable
22.  Annuity Payments.....................................     Valuation; Amount of Annuity Payments
23.  Financial Statements.................................     Relevance of Financial Statements; Financial Statements

PART C:  OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item so numbered in Part C hereof.

--------------------------------------------------------------------------------
THE TAX TAMER (R)I
AN INDIVIDUAL VARIABLE ANNUITY CONTRACT
--------------------------------------------------------------------------------

First Investors Life Variable Annuity Fund C
(Separate Account C)
First Investors Life Insurance Company

95 Wall Street, New York, New York 10005/(800) 342-7963


This prospectus describes an individual variable annuity contract (the "Contract") offered by First Investors Life Insurance Company ("First Investors Life", "we", "us" or "our") in a limited number of jurisdictions. The Contract provides you with the opportunity to accumulate capital, on a tax-deferred basis, for retirement or other long-term purposes and thereafter, if you so elect, receive annuity payments for a lifetime based upon the Contract's accumulated value.

New Contracts are not currently being offered for sale. Existing Contractowners may continue to make additional payments under their respective Contract. When you invest in a Contract, you allocate your Purchase Payments (less certain charges) to one or more "Subaccounts" of Separate Account C. Each of these Subaccounts invests in a corresponding "Fund" of the First Investors Life Series Funds ("Life Series Funds"). The amount you accumulate depends upon the performance of the Subaccounts in which you invest. You bear all of the investment risk, which means that you could lose money.

Please read this prospectus and keep it for future reference. It contains important information that you should know before buying a Contract. We filed a Statement of Additional Information ("SAI"), dated May 1, 2006, with the Securities and Exchange Commission. We incorporate the SAI by reference into this prospectus. See the SAI Table of Contents at the end of this prospectus. You can get a free SAI by contacting us at Raritan Plaza 1, Edison, New Jersey 08837 or at the telephone number shown above or by visiting our website www.firstinvestors.com. You can review and copy our documents (including reports and SAIs) at the Public Reference room of the SEC in Washington, D.C. You can also obtain copies of our documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or (ii) by electronic request at publicinfo@sec.gov. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling (202) 942-8090. Text-only version of documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov.

The Securities and Exchange Commission has not approved or disapproved these securities or passed judgment on the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This prospectus is valid only if attached to the current prospectus for the Life Series Funds.


The date of this prospectus is May 1, 2006

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
--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------

FEES AND EXPENSES .........................................................    1
CONDENSED FINANCIAL INFORMATION ...........................................    3
OVERVIEW OF THE CONTRACT ..................................................    7
   Summary of Risks and Rewards of the Contract ...........................    7
   How the Contract Works .................................................    8
   Who We Are and How to Contact Us .......................................    8
THE CONTRACT IN DETAIL ....................................................   12
   Application and Purchase Payments ......................................   12
   Allocation of Purchase Payments to Subaccounts .........................   12
   Reallocations Among Subaccounts ........................................   12
   What Are Our Policies on Frequent Reallocations Among Subaccounts? .....   13
   What Are the Risks to Contractowners of Frequent Reallocations? ........   13
   The Accumulation Period ................................................   14
   The Annuity Period .....................................................   15
   Your Right to Cancel the Contract ......................................   18
FINANCIAL INFORMATION .....................................................   19
   Calculating Values .....................................................   19
   Contract Expenses ......................................................   19
   Federal Tax Information ................................................   21
OTHER INFORMATION .........................................................   26
   Voting Rights ..........................................................   26
   Processing Transactions ................................................   27
   Reservation of Rights ..................................................   27
   Contract Years and Anniversaries .......................................   27
   State Variations .......................................................   27
   Distribution of the Contract ...........................................   28
   Reports ................................................................   28
   Financial Statements ...................................................   28
TABLE OF CONTENTS OF
THE STATEMENT OF ADDITIONAL INFORMATION ...................................   29

First Investors Life does not guarantee the performance of the Subaccounts. The Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank or depository institution, nor is it federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Bank or any other agency. The Contract involves risk, including possible loss of the principal amount invested.

The Units of interest under the Contract are offered in a limited number of states and jurisdictions. This prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made. First Investors Life does not authorize any information or representations regarding the Contract other than as described in this prospectus, the attached prospectus or any supplements thereto or in any supplemental sales material we authorize.

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
--------------------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

Accumulated Value - The value of all the Accumulation Units credited to the Contract.

Accumulation Period - The period between the date of issue of a Contract and the Annuity Commencement Date or the death of either the Annuitant or Contractowner.

Accumulation Unit - A unit that measures the value of a Contractowner's interest in a Subaccount of Separate Account C before the Annuity Commencement Date. Accumulation Units are established for each Subaccount. The Accumulation Unit value increases or decreases based on the investment performance of the Subaccount's corresponding Fund.

Annuitant - The person whose life is the measure for determining the amount and duration of annuity payments and upon whose death, prior to the Annuity Commencement Date, the death benefit under the Contract becomes payable.

Annuity Commencement Date - The date on which we begin making annuity payments.

Annuity Unit - A unit that determines the amount of each annuity payment after the first annuity payment. Annuity Units are established for each Subaccount. The Annuity Unit value increases or decreases based on the investment performance of the Subaccount's corresponding Fund.

Annuity Value - The value of the Annuity Units credited to the Contract during the annuity income period following the Annuity Commencement Date.

Beneficiary - The person who is designated to receive any benefits under a Contract upon the death of the Annuitant or the Contractowner.

Business Day - Any date on which the New York Stock Exchange ("NYSE") is open for regular trading. Each Business Day ends as of the close of regular trading on the NYSE (normally 4:00 P.M., Eastern Time). The NYSE is closed most national holidays and Good Friday.

Contract - An individual variable annuity contract offered by this prospectus.

Contractowner - The person or entity with legal rights of ownership of the Contract.

Fixed Annuity Payment - Annuity payments that remain fixed as to dollar amount and guaranteed throughout the annuity income period.

General Account - All assets of First Investors Life other than those allocated to Separate Account C and other segregated investment accounts of First Investors Life.

Good Order - Notice from someone authorized to initiate a transaction under a Contract, received in a format satisfactory to us at our Administrative Office or other office we may designate ("Administrative Office"), that contains all information required by us to process the transaction.

Internal Revenue Code - The Internal Revenue Code of 1986, as amended.

Joint Annuitant - The designated second person under a joint and survivor life annuity.

Net Accumulated Value - The accumulated value less any applicable premium taxes not previously deducted.

Purchase Payment - A payment made initially to purchase a Contract or as an additional contribution to a Contract (less any charges).

Separate Account C - The segregated investment account entitled "First Investors Life Variable Annuity Fund C", established by First Investors Life pursuant to applicable law and registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

Subaccount - A segregated investment subaccount under Separate Account C that corresponds to a Fund of the Life Series Funds. The assets of a

Subaccount are invested in shares of the corresponding Fund of the Life Series Funds.

Valuation Period - The period beginning at the end of any Business Day and extending to the end of the next Business Day.

Variable Annuity Payment - Annuity payments that vary in dollar amount, in accordance with the net investment experience of the Subaccounts, throughout the annuity income period.

We (and Our) - First Investors Life.

You (and Your) - An actual or prospective Contractowner who is reading the prospectus.

FEES AND EXPENSES
The following tables below show the fees and expenses that you will incur when you buy, own and surrender a Contract.


The first table describes the fees and expenses that you will pay at the time that you buy the Contract. State premium taxes may also be deducted.

--------------------------------------------------------------------------------
      Contractowner Transaction Expenses
      ----------------------------------
      Maximum Sales Charge Imposed on Purchases
      (as a percentage of purchase payment)                          7.00%
--------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time you own the Contract, not including Fund fees and expenses.

--------------------------------------------------------------------------------
      Annual Separate Account Expenses
      --------------------------------
      (as a percentage of average daily account value)
          Mortality and Expense Risk Charge                         1.00%
          Administrative Charge                                     0.00%+
                                                                    ----
          Total Separate Account Annual Expenses                    1.00%
                                                                    ====
--------------------------------------------------------------------------------

+ We may deduct an administrative charge of $7.50 per year if the Accumulated Value of a Contract is less than $1,500. (See "Administrative Charge"). For more complete descriptions of the various charges and expenses shown, please refer to "FINANCIAL INFORMATION: Contract Expenses - Sales Charge, Mortality and Expense Charge, and Other Charges."

The next table shows the minimum and maximum total annual fund operating expenses of the underlying Life Series Funds, before and after contractual fee waivers as of December 31, 2005. These expenses may be higher or lower in the future. More detail concerning each Fund's fees and expenses is contained in the attached prospectus for the Life Series Funds.

--------------------------------------------------------------------------------
      Total Annual Fund Operating Expenses
      ------------------------------------
      (expenses that are deducted from Fund assets, including management fees and other expenses)
                                                          Minimum   Maximum
      Gross Annual Fund Operating Expenses                 0.85%     1.09%
      (Before contractual fee waivers)
      Net Annual Fund Operating Expenses                   0.70%      .99%
      (After contractual fee waivers) (1)
--------------------------------------------------------------------------------

(1) The fee waivers reflected above will continue to May 1, 2007 by contractual agreement with the investment adviser to the Funds.


The following examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, contract fees, separate account annual expenses and fees and expenses of the Funds. The examples assume that you invest $10,000 in the Contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. The example for one year reflects management fee waivers. Although your actual costs may be higher or lower, based on these assumptions, your costs would be: If you surrender, annuitize or do not surrender your Contract at the end of the applicable time period:

--------------------------------------------------------------------------------
                 1 year             3 years          5 years          10 years
Maximum Cost      $888              $1,300           $1,737            $2,944
Minimum Cost      $861              $1,227           $1,618            $2,706
--------------------------------------------------------------------------------

You should not consider the expenses in the example as a representation of past or future expenses. Actual expenses in future years may be more or less than those shown.

CONDENSED FINANCIAL INFORMATION

This table shows the Accumulation Unit Values and the number of Accumulation Units outstanding for each Subaccount of Separate Account C for the last 10 fiscal years (or the life of the Subaccount, if less).

--------------------------------------------------------------------------------
                                                                     Number of
                                                   Accumulation     Accumulation
Subaccount                At                       Unit Value($)        Units
--------------------------------------------------------------------------------
Blue Chip         December 31, 1996                    23.721        3,116,839.9
Subaccount        December 31, 1997                    29.760        3,812,804.5
                  December 31, 1998                    34.960        4,012,212.4
                  December 31, 1999                    43.378        4,075,636.0
                  December 31, 2000                    40.473        4,141,919.4
                  December 31, 2001                    32.347        3,987,067.5
                  December 31, 2002                    23.762        3,321,106.4
                  December 31, 2003                    29.688        2,982,487.7
                  December 31, 2004                    31.560        2,612,131.9
                  December 31, 2005                    32.601        2,260,318.0
--------------------------------------------------------------------------------
Cash              December 31, 1996                    12.185          246,553.2
Management        December 31, 1997                    12.677          256,188.6
Subaccount        December 31, 1998                    13.182          364,729.9
                  December 31, 1999                    13.662          436,613.4
                  December 31, 2000                    14.327          348,628.5
                  December 31, 2001                    14.721          461,243.1
                  December 31, 2002                    14.752          502,124.2
                  December 31, 2003                    14.685          331,160.4
                  December 31, 2004                    14.641          241,012.6
                  December 31, 2005                    14.850          182,146.8
--------------------------------------------------------------------------------
Discovery         December 31, 1996                    30.483        1,523,777.2
Subaccount        December 31, 1997                    35.263        1,838,056.5
                  December 31, 1998                    35.976        1,911,584.8
                  December 31, 1999                    45.581        1,823,561.9
                  December 31, 2000                    45.027        1,862,653.4
                  December 31, 2001                    35.164        1,784,763.9
                  December 31, 2002                    25.375        1,568,730.8
                  December 31, 2003                    34.982        1,406,523.1
                  December 31, 2004                    39.060        1,233,285.0
                  December 31, 2005                    40.658        1,098,894.8
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Focused Equity    December 31, 1999                    10.235          126,244.7
Subaccount        December 31, 2000                     9.026          495,107.5
                  December 31, 2001                     8.498          540,362.8
                  December 31, 2002                     6.050          514,316.2
                  December 31, 2003                     7.650          509,518.5
                  December 31, 2004                     8.018          428,049.7
                  December 31, 2005                     8.378          368,155.3
--------------------------------------------------------------------------------
Government        December 31, 1996                    12.749          643,378.3
Subaccount        December 31, 1997                    13.709          588,697.3
                  December 31, 1998                    14.597          601,159.8
                  December 31, 1999                    14.603          568,487.4
                  December 31, 2000                    15.982          535,591.1
                  December 31, 2001                    17.244          647,628.3
                  December 31, 2002                    18.403          828,693.2
                  December 31, 2003                    18.800          767,494.4
                  December 31, 2004                    19.287          635,482.9
                  December 31, 2005                    19.579          585,087.8
--------------------------------------------------------------------------------
Growth            December 31, 1996                    24.010        2,241,867.6
Subaccount        December 31, 1997                    30.732        2,862,521.1
                  December 31, 1998                    38.748        3,085,019.4
                  December 31, 1999                    48.517        3,252,259.5
                  December 31, 2000                    48.046        3,340,496.6
                  December 31, 2001                    41.210        3,238,410.2
                  December 31, 2002                    31.726        2,829,687.0
                  December 31, 2003                    40.575        2,578,414.0
                  December 31, 2004                    44.498        2,306,271.9
                  December 31, 2005                    47.228        2,079,072.7
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                     Number of
                                                   Accumulation     Accumulation
Subaccount                At                       Unit Value($)        Units
--------------------------------------------------------------------------------
High Yield        December 31, 1996                    22.388          799,626.6
Subaccount        December 31, 1997                    24.929          950,571.7
                  December 31, 1998                    25.457        1,016,074.5
                  December 31, 1999                    26.453          983,518.1
                  December 31, 2000                    24.523          845,530.9
                  December 31, 2001                    23.438          761,291.5
                  December 31, 2002                    23.727          729,993.3
                  December 31, 2003                    29.630          733,776.6
                  December 31, 2004                    32.251          683,685.6
                  December 31, 2005                    32.061          631,781.4
--------------------------------------------------------------------------------
International     December 31, 1996                    18.169        1,956,014.4
Securities        December 31, 1997                    19.624        2,329,410.5
Subaccount        December 31, 1998                    22.961        2,307,046.6
                  December 31, 1999                    29.884        2,287,489.9
                  December 31, 2000                    26.134        2,326,576.3
                  December 31, 2001                    22.047        2,111,023.6
                  December 31, 2002                    17.805        1,755,747.0
                  December 31, 2003                    23.361        1,521,685.8
                  December 31, 2004                    26.499        1,353,502.7
                  December 31, 2005                    28.654        1,207,617.0
--------------------------------------------------------------------------------
Investment        December 31, 1996                    13.616        1,050,200.1
Grade             December 31, 1997                    14.804          988,996.1
Subaccount        December 31, 1998                    15.997        1,071,756.2
                  December 31, 1999                    15.437        1,018,466.9
                  December 31, 2000                    16.737          927,626.9
                  December 31, 2001                    17.872        1,047,806.6
                  December 31, 2002                    19.085        1,082,965.1
                  December 31, 2003                    20.521        1,047,192.3
                  December 31, 2004                    21.137          938,241.9
                  December 31, 2005                    21.201          880,520.1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                     Number of
                                                   Accumulation     Accumulation
Subaccount                At                       Unit Value($)        Units
--------------------------------------------------------------------------------
Target            December 31, 1996                    11.533        1,252,102.1
Maturity          December 31, 1997                    12.946        1,515,226.0
2007              December 31, 1998                    14.736        1,547,831.2
Subaccount        December 31, 1999                    13.220        1,522,038.7
                  December 31, 2000                    15.239        1,498,545.3
                  December 31, 2001                    16.258        1,491,749.1
                  December 31, 2002                    18.525        1,261,289.9
                  December 31, 2003                    18.689        1,064,635.4
                  December 31, 2004                    18.689        1,064,635.4
                  December 31, 2005                    18.644          807,873.4
--------------------------------------------------------------------------------
Target            December 31, 1996                    10.819          170,708.7
Maturity          December 31, 1997                    12.411          381,345.1
2010              December 31, 1998                    14.051          478,329.7
Subaccount        December 31, 1999                    12.280          506,806.1
                  December 31, 2000                    14.718          515,129.6
                  December 31, 2001                    15.322          557,162.6
                  December 31, 2002                    18.034          524,554.3
                  December 31, 2003                    18.362          526,370.4
                  December 31, 2004                    18.899          463,250.5
                  December 31, 2005                    18.984          401,917.6
--------------------------------------------------------------------------------
Target Maturity   December 31, 1999                     9.479           36,480.1
2015              December 31, 2000                    11.732           98,247.3
Subaccount*       December 31, 2001                    11.714          163,977.5
                  December 31, 2002                    14.307          299,907.1
                  December 31, 2003                    14.623          362,596.9
                  December 31, 2004                    15.704          333,577.9
                  December 31, 2005                    16.231          328,561.4
--------------------------------------------------------------------------------
Value             December 31, 1996                    12.755        1,689,626.3
Subaccount        December 31, 1997                    15.794        1,878,396.6
                  December 31, 1998                    17.603        2,219,597.9
                  December 31, 1999                    20.463        2,474,003.3
                  December 31, 2000                    20.139        2,724,957.9
                  December 31, 2001                    15.893        2,688,498.1
                  December 31, 2002                    12.336        2,191,399.4
                  December 31, 2003                    15.583        2,109,425.1
                  December 31, 2004                    17.956        1,972,594.1
                  December 31, 2005                    18.859        1,899,062.7
--------------------------------------------------------------------------------

*The inception date for Target Maturity 2015 Subaccount was November 8, 1999. The Accumulation Unit Values for each of these Subaccounts was initially set at $10.00 on November 8, 1999.

--------------------------------------------------------------------------------
OVERVIEW OF THE CONTRACT
--------------------------------------------------------------------------------

This overview highlights some basic information about the Contract offered by First Investors Life in this prospectus. You will find more information about the Contract in "THE CONTRACT IN DETAIL" section of this prospectus.

Summary of Risks and Rewards of the Contract

o The benefits of the Contract are, among other things:

o There are thirteen Subaccounts available under the Contract, each with different investment objectives, policies and risks allowing for investment diversification. Each Subaccount invests in a corresponding Fund of the Life Series Funds.

o You defer payment of income taxes on any gains until you withdraw your money through withdrawals or one of our annuity pay-out options. This gives your money the potential to grow faster.

o You can also reallocate your accumulated assets among the Subaccounts, as your circumstances change, without incurring current income taxes.

o Moreover, there are no income or contribution limits - such as those that exist on individual retirement accounts ("IRAs") or 401(k)s - that restrict the amount that you can invest. You control how much you invest for your retirement and when and how often you wish to add to your Contract.

o We guarantee a minimum death benefit which protects your principal from market declines if you die.

o You can receive an annuity pay- out providing a stream of income to suit your needs for the rest of your life.

There are several risk factors that you should consider:

o You bear all of the investment risk of the Subaccounts you select, which means you could lose money.

o An investment in a Contract is not a direct investment in a mutual fund. There are additional charges for the death benefit and other features of the Contract that are not associated with a mutual fund.

o Because a 10% federal tax penalty is generally imposed on the taxable portion of withdrawals prior to age 59 1/2, you should not invest in the Contract if you have short-term investment objectives which would require you to liquidate all or a portion of the Contract prior to reaching age 59 1/2.

o A minimum holding period is often necessary before the tax benefits of tax deferral are likely to outweigh the often higher fees imposed on variable annuities relative to alternative investments.

o A tax-deferred accrual feature is already provided by any tax-qualified arrangement such as an IRA. Therefore, you should have reasons other than tax deferral, such as the additional benefits, for purchasing a

Contract within an IRA or other arrangement that receives tax deferral through the Internal Revenue Code.

o A partial withdrawal or total surrender of a Contract is taxed as ordinary income to the extent that the Accumulated Value exceeds your principal contribution to the Contract (i.e., on an "income first" basis).

The death benefit paid to a Beneficiary of the Contract is taxed as ordinary income to the Beneficiary at the Beneficiary's tax rate to the extent that the death benefit exceeds the Contractowner's principal contribution to the Contract. Thus, if your primary objective is to pass wealth on to your heirs, a life insurance policy may be more appropriate for you. The amount of the death benefit on a life insurance policy passes income-tax free to the Beneficiary; an annuity death benefit does not.

How the Contract Works

The Contract has two phases: an Accumulation Period and an annuity income period. During the Accumulation Period, earnings on your investment accumulate on a tax- deferred basis. The annuity income period begins when you convert from the Accumulation Period by agreeing that the Annuitant will start receiving regular annuity payments after the Accumulated Value has been applied to one of the annuity options in accordance with the annuity rates in the Contracts. You can select one of several annuity income payment options.

The Contract is a "variable" annuity because your Accumulated Value during the Accumulation Period and the amount of your variable annuity payments during the annuity income phase fluctuate based on the performance of the Funds underlying the Subaccounts you have selected. As a result, the Accumulated Value in your Contract and your variable annuity payments may increase or decrease. You are permitted to allocate your purchase payments in up to 5 of 13 available Subaccounts we offer under the Contract, as long, as each allocation is at least 10%. Subject to certain limitations, you may reallocate your Accumulated Value or Annuity Value.

The Contract provides a guaranteed death benefit that is payable to a Beneficiary when the Contractowner or Annuitant dies during the Accumulation Period. The Contract guarantees that the Beneficiary will receive upon the death of the Annuitant the greater of (i) the total purchase payments less any withdrawals or (ii) the Accumulated Value. Upon the death of the Contractowner, we pay only the Accumulated Value to the Beneficiary. We pay the death benefit when we receive both proof of death and appropriate instructions for payment.

You may withdraw a portion or all of the Accumulated Value during the Accumulation Period.

Who We Are and How to Contact Us

First Investors Life

First Investors Life Insurance Company, with its home office at 95 Wall Street, New York, New York

10005, is a stock life insurance company incorporated under the laws of the State of New York in 1962. We write life insurance, annuities and accident and health insurance. First Investors Life is part of First Investors Consolidated Corporation ("FICC"), a holding company, which owns all of the voting common stock of First Investors Life. Other affiliates of First Investors Life include:

First Investors Corporation ("FIC"), the distributor of the Contracts; First Investors Management Company, Inc. ("FIMCO"), the investment adviser of the Life Series Funds; and Administrative Data Management Corp., the transfer agent for the Life Series Funds. Kathryn Head and members of her family control FICC and, therefore, control First Investors Life and the other companies that are owned by FICC.

For information or service concerning a Contract, you can contact us in writing at our Administrative Office located at Raritan Plaza 1, Edison, New Jersey 08837. You can also call us at 1-800-342-7963 between the hours of 9:00 A.M. and 5:00 P.M., Eastern Time, or fax us at 732-855- 5935. You can also contact us through our Website at www.firstinvestors.com.

You should send any purchase payments, notices, elections, or requests that you make, as well as any other documentation that we require for any purpose in connection with your Policy, to our Administrative Office. No such payment, notice, election, request or documentation will be treated as having been "received" by us until we have received it, as well as any related items that we require, all in complete and good order (i.e., in form and substance acceptable to us) at our Administrative Office.

To meet our requirements for processing transactions, we may require that you use our forms.

We will notify you and provide you with an address if we designate another office for receipt of information, payments and documents.

Separate Account C

First Investors Life Variable Annuity Fund C ("Separate Account C") was established on December 21, 1989 under New York Insurance Law. Separate Account C (the "Separate Account") is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act").

We segregate the assets of the Separate Account from our other assets in our General Account. These assets fall into two categories: (1) assets equal to our reserves and other liabilities under the Contract and (2) additional assets derived from expenses that we charge to the Separate Account. The assets equal to our reserves and liabilities support the Contract. We cannot use these assets to satisfy any of our other obligations. The assets we derive from Contract charges do not support the Contract, and we can transfer these assets in cash to our General Account. Before making a transfer, we will consider any possible adverse impact that the transfer may have on a Separate Account. We credit to, or charge against, the Subaccounts of each Separate Account realized and unrealized income, gains and losses without regard to our other income, gains and losses. The obligations under the Contract are our obligations.

Each Subaccount invests its assets in a corresponding Fund of the Life Series Funds at net asset value. Therefore, we own the shares of the underlying Funds, not you. The value of your investment in a Subaccount is determined by the value of the underlying Fund. Each Subaccount reinvests any distribution received from a Fund in the distributing Fund at net asset value. So, none of the Subaccounts make cash distributions to Contractowners. Each Subaccount may make deductions for charges and expenses by redeeming the number of equivalent Fund shares at net asset value.

The Life Series Funds

The Life Series Funds is an open-end management investment company registered with the SEC under the 1940 Act. The Life Series Funds consists of 14 separate series ("Funds"), 13 of which are available to Contractowners of Separate Account C. Each of the Funds currently offers its shares only through the purchase of a Contract or another variable life or variable annuity contract issued by First Investors Life.

Each of the Funds reserves the right to offer its shares to other separate accounts or directly to us. Although some of the Funds have similar names, the same portfolio manager and same investment objectives as other publicly available mutual funds, they are separate and distinct from these mutual funds. The Funds will have different portfolio holdings and fees so their performances will vary from the other mutual funds.

FIMCO, the investment adviser of the Life Series Funds, is a New York Corporation located at 95 Wall Street, New York, New York 10005. FIMCO and Life Series Funds have retained Wellington Management Company, 75 State Street, Boston, Massachusetts 02109, to serve as the subadviser of the International Securities, Growth, and Focused Equity Funds and Paradigm Capital Management, Inc., Nine Elk Street, Albany, New York 12207, to serve as the subadviser of the Discovery Fund.

The following table includes each available Fund's investment objective. There is no assurance that any of the Funds will achieve its stated objective(s). There is a Subaccount with the same name as its corresponding underlying Fund. The degree of investment risk you assume will depend on the Subaccounts you select. You should consider your allocation carefully. The investment objectives, primary investment strategies, primary risks and management of the Funds are described in the attached Life Series Funds prospectus.

--------------------------------------------------------------------------------
          Fund                            Investment Objective
--------------------------------------------------------------------------------
Blue Chip Fund                   High total investment return.
--------------------------------------------------------------------------------
Cash Management Fund             High rate of current income consistent with
                                 the preservation of capital and maintenance
                                 of liquidity.
--------------------------------------------------------------------------------
Discovery Fund                   Long-term capital appreciation.
--------------------------------------------------------------------------------
Focused Equity Fund              Capital appreciation.
--------------------------------------------------------------------------------
Government Fund                  Significant level of current income which is
                                 consistent with security and liquidity of
                                 principal.
--------------------------------------------------------------------------------
Growth Fund                      Long-term capital appreciation.
--------------------------------------------------------------------------------
High Yield Fund                  High current income and, secondarily, seeks
                                 capital appreciation.
--------------------------------------------------------------------------------
International Securities Fund    Long-term capital growth and, secondarily, a
                                 reasonable level of current income.
--------------------------------------------------------------------------------
Investment Grade Fund            A maximum level of income consistent with
                                 investment in investment grade debt
                                 securities.
--------------------------------------------------------------------------------
Target Maturity 2007 Fund        Predictable compounded investment return for
                                 those who hold until the Fund's maturity,
                                 consistent with preservation of capital.
--------------------------------------------------------------------------------
Target Maturity 2010 Fund        Predictable compounded investment return for
                                 those who hold until the Fund's maturity,
                                 consistent with preservation of capital.
--------------------------------------------------------------------------------
Target Maturity 2015 Fund        Predictable compounded investment return for
                                 those who hold until the Fund's maturity,
                                 consistent with preservation of capital.
--------------------------------------------------------------------------------
Value Fund                       Total return.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE CONTRACT IN DETAIL
--------------------------------------------------------------------------------

Application and Purchase Payments

We are currently not offering or accepting applications for new Tax Tamer I Contracts.

Existing Contractowners may make additional purchase payments under a Contract of at least $200 each at any time after Contract issuance.

Your additional purchase payments buy Accumulation Units of the Subaccounts and not shares of the Funds in which the Subaccounts invest. We allocate purchase payments to the appropriate Subaccount(s) based on the next computed value of an Accumulation Unit following receipt at our Administrative Office in good order. We make these allocations after deductions for sales expenses (see "Contract Expenses - Sales Charge").

We value Accumulation Units at the end of each Business Day (generally 4:00 P.M., Eastern Time). If we receive a purchase payment prior to the end of a Business Day (and your Application is in good order), we will process the payment based upon that day's Accumulation Unit values. If we receive a payment after the end of the Business Day we will process the payment based upon the next Business Day's Accumulation Unit values.

Allocation of Purchase Payments to Subaccounts

When you purchase a Contract you may select a percentage allocation among up to 5 of the thirteen Subaccounts. You may not allocate less than 10% of a purchase payment to any Subaccount. We reserve the right to adjust your allocation to eliminate fractional percentages.

Reallocations Among Subaccounts

You may subsequently reallocate the Accumulated Value of your Contract, among the Subaccounts, provided that you invest in no more than 5 at any one time and no less than 10% of the aggregate Annuity Unit value is in each of your Subaccounts. A request to reallocate must be made on our Subaccount reallocation form. If we receive a written reallocation request in our Administrative Office before the end of a Business Day (generally 4:00 P.M., Eastern Time), we will process it based upon that day's Accumulation Unit values. If we receive it after the end of a Business Day, we will process it at the next Business Day's Accumulation Unit values.

All subsequent purchase payments will be allocated according to your then-existing percentage allocations, unless you request a different allocation for that payment. We will not automatically rebalance your Contract value to your designated percentage allocations. Unless you request a reallocation to maintain your allocations, you may end up with an allocation which has more or less risk than you intended.

What Are Our Policies on Frequent Reallocations Among Subaccounts?

The Contract is designed for long- term investment purposes. It is not intended to provide a vehicle for frequent trading or market timing.

As described in the Life Series Funds prospectus, the Board of Trustees of the Life Series Funds has adopted policies and procedures to reject, without any prior notice, any purchase or exchange transaction if the Funds believe that the transaction is part of a market timing strategy.

In order to protect Contractowners and to comply with the underlying Funds' policies, it is our policy to reject any reallocation request, without any prior notice, that appears to be part of a market timing strategy based upon the holding period of the investment, the amount of the investment being exchanged, and the Subaccounts involved. This policy applies uniformly to Contractowners.

In order to enforce our policy against market timing, we monitor reallocation requests using criteria such as (a) the number of reallocation transactions that occur within a specified period of time and (b) the dollar amount of reallocations that occur within a specified period of time. Moreover, we will only accept a transaction request that is in writing. We will not accept transaction requests by any electronic means including, but not limited to, telephonic, facsimile or e-mail requests.

We cannot guarantee that our monitoring efforts will be effective in identifying or preventing all market timing or frequent trading activity in the Subaccounts.

What Are the Risks to Contractowners of Frequent Reallocations?

To the extent that our policies are not successful in detecting and preventing frequent trading in the Subaccounts, frequent trading may: (a) interfere with the efficient management of the underlying Funds by, among other things, causing the underlying Funds to hold extra cash or to sell securities to meet redemptions; (b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Funds, particularly for long-term shareholders who do not engage in frequent trading. These risks may in turn adversely affect Contractowners who invest in the Funds through our Subaccounts.

In the case of the Subaccounts that invest indirectly in high yield bonds and small cap stocks, the risk of frequent trading includes the risk that investors may attempt to take advantage of the fact that these securities may trade infrequently and therefore their prices may be slow to react to information. This could cause dilution in the value of the shares held by other shareholders.

In the case of the Subaccounts that invest indirectly in foreign securities, the risks of frequent trading include the risk of time zone arbitrage. Time zone arbitrage occurs when shareholders attempt to take advantage of the fact that the valuation of foreign securities held by a Fund may not reflect information or events that have occurred after the close of the foreign markets on which such securities principally trade but before the close of the NYSE. This could cause dilution in the value of the shares held by other shareholders.

The Accumulation Period

Crediting Accumulation Units

During the Accumulation Period, we credit purchase payments to your Contract in the form of Accumulation Units for each of your selected Subaccounts. We determine the number of Accumulation Units that we credit to a Contractowner for the Subaccounts by dividing (a) the purchase payment (less any charges) by (b) the value of an Accumulation Unit for the Subaccount on the Business Day the payment is received in our Administrative Office.

The Value of Your Contract

Your Accumulated Value fluctuates with the value of the assets of the Subaccounts less expenses and certain charges. There is no assurance that your Accumulated Value will equal or exceed purchase payments. We determine the value for the amount you have in each Subaccount by multiplying (a) the total number of Accumulation Units in a Subaccount by (b) the value of an Accumulation Unit for the Subaccount for the Valuation Period. We then add the amount attributable to each Subaccount to arrive at your Accumulated Value.

Death During the Accumulation Period

If the Annuitant dies prior to the Annuity Commencement Date, we pay a death benefit to the Beneficiary you have designated. We generally make this payment within seven days of receiving in good order (a) a death certificate or similar proof of the death of the Annuitant or Owner ("Due Proof of Death") and (b) a claimant's statement form that includes payment instructions with the Beneficiary's election to receive payment in either a single sum settlement or an annuity option. We will pay the death benefit: (a) in a single sum, (b) by applying it to one of the annuity options, or (c) as we otherwise permit. The decision on how we pay is at your election before the Annuitant's death and the Beneficiary's election after the Annuitant's death.

We determine the Accumulated Value for the death benefit as of the next computed value of the Accumulation Units following our receipt at our Administrative Office of Due Proof of Death in good order.

The amount of the death benefit payable to the Beneficiary, upon the death of the Annuitant, is the greater of (a) the total purchase payments less partial withdrawals or (b) the Accumulated Value. Upon the death of the Contractowner, we pay only the Accumulated Value to the Beneficiary.

Special Requirements for Payment of Death Benefit

If the Contractowner dies before we have distributed the entire interest in the Contract, we must distribute the value of the Contract to the Beneficiary as provided below. Otherwise, the

Contract will not qualify as an annuity under Section 72 of the IRS Code.

If the Contractowner dies prior to the Annuity Commencement Date, the entire interest in the Contract must be distributed to the Beneficiary (a) within five years, or (b) beginning within one year of death, under an annuity option that provides that we will make annuity payments over a period not longer than the life or life expectancy of the Beneficiary.

If the Contract is payable to (or for the benefit of) the Contractowner's surviving spouse, we need not make any distribution. The surviving spouse may continue the Contract as the new Contractowner. If the Contractowner is also the Annuitant, the spouse has the right to become the Annuitant under the Contract. Likewise, if the Annuitant dies and the Contractowner is not a natural person, the Annuitant's surviving spouse has the right to become the Contractowner and the Annuitant.

If the Beneficiary wishes to take the death benefit as an annuity payout, then the Beneficiary must make such election and payments must begin within 60 days of the death. This is necessary to receive tax treatment of annuity payments rather than the death benefit being treated for tax purposes as a lump sum distribution in the year of the death.

Partial Withdrawals and Full Surrenders During the Accumulation Period

You may make a partial withdrawal or full surrender of your Contract at any time during the Accumulation Period if we receive your request in good order on our form. You will be entitled to receive the net Accumulated Value of the Contract or, in the case of a partial withdrawal, the portion withdrawn. Your request is effective on the date it is received in writing on our form in good order at our Administrative Office and your Accumulated Value less the requested amount will be determined based on the next computed value of Accumulation Units. We may defer payment of the amount of a withdrawal or surrender for a period of not more than seven days. We may also delay payment for the following reasons:

o we are unable to determine the amount of the payment because the NYSE is closed for trading or the SEC determines that a state of emergency exists, or;

o for such other periods as the SEC may by order permit for the protection of security holders.

In the case of a partial withdrawal, unless you direct us otherwise, the amount you request will be deducted from your Subaccounts on a pro rata basis in the proportions to which their values bear to the Accumulated Value of your Contract. We may deduct an administrative charge of $7.50 annually if withdrawals cause the value of your Contract to fall below $1,500.

The Annuity Period

Annuity Commencement Date

Annuity payments begin on the Annuity Commencement Date you select when you buy a Contract. You may elect in writing to advance or defer the Annuity Commencement Date, not later than 30 days before the Annuity Commencement Date.

We will commence annuity payments on the first of the calendar month after the Annuitant's 85th birthday or, if state law permits, 90th birthday unless you select an earlier date.

If the Net Accumulated Value on the Annuity Commencement Date is less than $2,000, we may pay such value in one sum in lieu of annuity payments. If the net Accumulated Value is $2,000 or more, but the Variable Annuity Payments are estimated to be less than $20, we may change the frequency of annuity payments to intervals that will result in payments of at least $20.

Annuity Options

From the annuity options described below, you may elect to have the Net Accumulated Value applied at the Annuity Commencement Date to provide Fixed Annuity Payments, Variable Annuity Payments, or a combination thereof. You must make these elections in writing to us at our Administrative Office at least 30 days before the Annuity Commencement Date. In the absence of your election, we make Variable Annuity Payments, beginning on the Annuity Commencement Date under annuity option 3. Option 3 is the basic annuity, a Life Annuity with 120 Monthly Payments Guaranteed. After the Annuity Commencement Date, we allow no redemptions or changes among annuity payment options.

The material factors that determine the level of your annuity benefits are:

o your Accumulated Value before the Annuity Commencement Date;

o the annuity option you select;

o the frequency and duration of annuity payments;

o the sex and adjusted age (as defined in the Contract) of the Annuitant and any Joint Annuitant at the Annuity Commencement Date; and

o in the case of a Variable Annuity Payment, the investment performance of the Subaccounts you select.

We apply the Accumulated Value on the Annuity Commencement Date, based on the annuity rates in your Contract, or more favorable rates we may offer, reduced by any applicable premium taxes not previously deducted You are then credited with a number of Annuity Units which remains the same for the payment period.

The Contract provides for the six annuity options described below:

Option 1-Life Annuity. An annuity payable monthly during the lifetime of the Annuitant, ceasing with the last payment due before the death of the Annuitant. If you elect this option, annuity payments terminate automatically and immediately on the death of the Annuitant without regard to the number or total amount of payments received.

Option 2a-Joint and Survivor Life Annuity. An annuity payable monthly during the joint lifetime of the Annuitant and the Joint Annuitant and continuing thereafter during the lifetime of the survivor, ceasing with the last payment due before the death of the survivor.

Option 2b-Joint and Two-Thirds to Survivor Life Annuity. An annuity payable monthly during the joint lifetime of the Annuitant and the Joint Annuitant and continuing thereafter during the lifetime of the survivor at an amount equal to two-thirds of the joint annuity payment, ceasing with the last payment due before the death of the survivor.

Option 2c-Joint and One-Half to Survivor Life Annuity. An annuity payable monthly during the joint lifetime of the Annuitant and the Joint Annuitant and continuing thereafter during the lifetime of the survivor at an amount equal to one-half of the joint annuity payment, ceasing with the last payment due before the death of the survivor.

Under annuity options 2a, 2b and 2c, annuity payments terminate automatically and immediately on the deaths of both the Annuitant and the Joint Annuitant without regard to the number or total amount of payments received.

Option 3-Life Annuity with 60, 120 or 240 Monthly Payments Guaranteed. An annuity payable monthly during the lifetime of the Annuitant, with the guarantee that if, at his or her death, payments have been made for less than 60, 120 or 240 monthly periods, as elected, we will continue to pay to the Beneficiary any guaranteed payments during the remainder of the selected period and, if the Beneficiary dies after the Annuitant, we will pay the Beneficiary's estate the present value of the remainder of the guaranteed payments. The present value of the remaining payments is the discounted (or reduced) amount which would produce the total of the remaining payments assuming that the discounted amount grew at the effective annual interest return assumed in the annuity tables of the Contract. The Beneficiary may also, at any time he or she is receiving guaranteed payments, elect to have us pay him or her the present value of the remaining guaranteed payments in a lump sum.

Option 4-Unit Refund Life Annuity. An annuity payable monthly during the lifetime of the Annuitant, terminating with the last payment due before the death of the Annuitant. Upon the death of the Annuitant, we make an additional annuity payment to the Beneficiary equal to the following: We take the Annuity Unit value of the Subaccount(s) as of the date that we receive Due Proof of Death in writing at our Administrative Office. We multiply that value by the excess, if any, of (a) over (b). For this purpose, (a) is (i) the net Accumulated Value we allocate to each Subaccount and apply under the option at the Annuity Commencement Date, divided by (ii) the corresponding Annuity Unit value as of the Annuity Commencement Date, and (b) is the product of (i) the number of Annuity Units applicable under the Subaccount represented by each annuity payment and (ii) the number of annuity payments made. (For an illustration of this calculation, see Appendix II, Example A, in the SAI.)

Assumed Investment Return

We use a 3.5% assumed investment return to determine the amount of each Variable Annuity Payment. The first Variable Annuity Payment is based on the assumed investment return. Subsequent Variable Annuity Payments fluctuate based on the investment performance of the Subaccounts you have chosen as compared to the assumed investment return. As a result, if the actual net investment return of the Subaccounts equals 3.5%, the Variable Annuity Payments will be level. If the actual net investment return of the Subaccounts is greater than 3.5%, subsequent Variable Annuity Payments will be higher than the initial payment. If it is less than 3.5%, subsequent Variable Annuity Payments will be lower.

Death of Contractowner During Annuity Period

If the death of the Contractowner occurs on or after the Annuity Commencement Date, we will distribute the entire interest in the Contract at least as rapidly as under the annuity option in effect on the date of death.

Death of Annuitant During Annuity Period

On receipt of Due Proof of Death of the Annuitant after annuity payments have begun under an annuity option, we make any remaining payments under the option to the Beneficiary as provided by the option.

Unless otherwise provided in the Beneficiary designation, if no Beneficiary survives the Annuitant, the proceeds will be paid in one lump sum to the Contractowner, if living; otherwise, to the Contractowner's estate.

Your Right to Cancel the Contract

You may elect to cancel your Contract (a) within ten days from the date your Contract is delivered to you or (b) longer as applicable state law requires. We will cancel the Contract after we receive from you at our Administrative Office
(a) the Contract and (b) a written request for cancellation. We will pay you an amount equal to the sum of (a) the Accumulated Value of the Contract based on the next computed value of the Accumulation Units following receipt of your cancellation request in good order and (b) the amount of any sales charges deducted from the initial purchase payment.

The amount we refund to you upon canceling a Contract may be more or less than your initial purchase payment depending on the investment results of the Subaccount(s) to which you allocated purchase payments. However, in states that require a full refund of purchase payments you will receive a full refund.

--------------------------------------------------------------------------------
FINANCIAL INFORMATION
--------------------------------------------------------------------------------

Calculating Values

To calculate the Accumulation Unit or Annuity Unit values, we must first determine the current value of the units in each Subaccount. We do this for each day the values are calculated by determining the change in investment performance (including Fund-related charges and any dividends and distributions made by the Fund) from the last Business Day for each of the Funds. Then, daily charges are applied to the Separate Account for each day since the last Business Day. Finally, we multiply the previous unit value by this result.

Contract Expenses

Sales Charge

The sales charge is an initial sales charge that we deduct from your purchase payments.

We intend the sales charge to cover expenses relating to the sale of the Contract, including commissions paid to persons distributing the Contract. Discounts are available on larger purchases as shown in the table below. Moreover, when you make additional payments after the issuance of the Contract you are entitled to a credit for all prior payments in computing the sales charge percentage. In other words, you pay the sales charge percentage that reflects (a) the total amount of all purchase payments previously made plus (b) the amount of the additional payment being made. If you own more than one Contract, we will aggregate your purchase payments on all of your Contracts in calculating your discount level.

We do not impose a sales charge for Contracts sold to (a) officers and full-time employees of First Investors Life or its affiliates who have been employed for at least one year, (b) our agents who have been under contract for at least one year, or (c) Contractowners of First Investors Life Variable Annuity Fund A ("Separate Account A") who exchange their Separate Account A Contracts for Separate Account C Contracts at the next computed values of their Accumulation Units. We require Contractowners who exchange from Separate Account A to Separate Account C to execute a change of contract form. This form states that we deduct a daily charge equal to an annual rate of 1.00% of the daily Accumulation Unit value of any Subaccount as a charge for mortality and expense risks. We may modify or terminate this exchange privilege at any time.

Sales Charge Table for Separate Account C Contracts

--------------------------------------------------------------------------------
                                                 Sales Charge      Amount to
                                                 as % of Net    Dealers as % of
Amount of Purchase Payment(s)        Purchase      Amount      Purchase Payments
                                    Payments*     Invested
--------------------------------------------------------------------------------
Less than $25,000                       7.00%        7.53%            5.75%
$25,000 but under $50,000               6.25         6.67             5.17
$50,000 but under $100,000              4.75         4.99             3.93
$100,000 but under $250,000             3.50         3.63             2.90
$250,000 but under $500,000             2.50         2.56             2.19
$500,000 but under $1,000,000           2.00         2.04             1.67
$1,000,000 or over                      1.50         1.52             1.24
--------------------------------------------------------------------------------

* Due to rounding of numbers and calculating a sales charge, you may pay more or less than what is shown above. The percentages shown also assume that we have deducted no Premium taxes.

Mortality and Expense Charge

We impose a mortality and expense risk charge.

The mortality risk that we assume arises from our obligation to continue to make annuity payments to each Annuitant regardless of (a) how long that person lives and (b) how long all payees as a group live. This assures an Annuitant that neither the Annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the annuity payments the Annuitant will receive under the Contract. We also assume a risk associated with the guaranteed death benefit which we would pay in the event of death during the Accumulation Period.

In addition, we assume the risk that the charges for administrative expenses may not be adequate to cover such expenses. We will not increase the amount we charge for administrative expenses. In consideration for assuming these mortality and expense risks, we deduct an amount equal on an annual basis to 1.00% of the daily Accumulation Unit value of the Subaccounts.

We guarantee that we will not increase the mortality and expense risk charge. If the charge is insufficient to cover the actual cost of the mortality and expense risks, the loss will fall on us. Conversely, if the deductions prove more than sufficient, the excess will be a profit to us. We can use any profits resulting to us from over-estimates of the actual costs of the mortality and expense risks for any business purpose, including the payment of expenses of distributing the Contract. These profits will not remain in Separate Account C.

Other Charges

Administrative Charge

We may deduct an administrative charge of $7.50 annually from the Accumulated Value of Contracts that have an Accumulated Value of less than $1,500 because of partial withdrawals. These charges are to compensate us for expenses involved in administering small Contracts. If the actual expenses exceed charges, we will bear the loss. We guarantee that we will not increase the administrative charges.

Premium Tax Charge

Some states and municipalities assess premium taxes at the time you:

o make purchase payments,
o withdraw or surrender, or
o begin receiving annuity payments.

We currently pay any premium taxes that are assessed. However, we reserve the right to deduct such premium taxes in accordance with the terms of your Contract. These taxes currently range up to 3.5% of purchase payments received by us.

Federal Tax Information

This section provides a general summary of the federal tax law as it pertains to the Contract. We believe that the Contract will qualify as a tax deferred annuity contract for federal income tax purposes and the following summary assumes so. We do not discuss state or local taxes, except as noted. The law described herein could change, possibly retroactively. We have the right to modify the Contract in response to changes in the law that affect the favorable tax treatment for annuity owners. We do not offer this summary as tax advice, for which you should consult a qualified tax adviser.

Taxation of a Contract will depend, in part, on whether the Contract is purchased outside or inside of a qualified retirement plan or an individual retirement account ("IRA"). Purchase payments to a Contract outside of a qualified plan or IRA ("non-qualified") are on an "after-tax" basis, so you only pay income taxes on your earnings. Generally, these earnings are taxed when you receive them from the Contract. The IRS has not reviewed the Contracts for qualification as an IRA.

When a non-natural person owns a non-qualified Contract, the annuity generally will not be treated as an annuity for tax purposes and thus loses the benefit of tax deferral. However, an annuity owned by a non-natural person as agent for an individual will be treated as an annuity for tax purposes.

This summary assumes that the Contractowner is a natural person who is a U.S. citizen and U.S. resident. The federal tax law applicable to corporate taxpayers, non-U.S. citizens, and non-U.S. residents may be different.

The following discussion assumes that a Contract has been purchased outside of an IRA or qualified retirement plan ("qualified contracts"). If a qualified contract is purchased, the tax treatment of purchase payments, annuity payments, surrenders and death benefits will be governed by the laws applicable to IRAs and qualified plans. However, generally, deductible or "before-tax" purchase payments for qualified contracts will be taxed when distributed from the Contract; the Contract is not forfeitable; and Contract ownership may not be transferred.

Purchase Payments

Your purchase payments are not deductible from your gross income for tax purposes.

Increases in Accumulated Value

Generally, you pay no income tax on increases in your Contract's Accumulated Value until there is a distribution from a Contract. A distribution occurs when there is a partial withdrawal or full surrender or annuity payments begin.

Annuity Payments

Once annuity payments begin, you generally will be taxed only on the investment gains you have earned and not on the amount of your purchase payments. As a result, a portion of each payment is taxable as ordinary income. The remaining portion is a nontaxable recovery of your investment in the Contract. Generally, your investment in the Contract equals the purchase payments you made, less any amounts you previously withdrew that were not taxable.

For Fixed Annuity Payments, the tax- free portion of each payment is determined by:

o dividing your investment in the Contract by the total amount you expect to receive out of the Contract, and

o multiplying the result by the amount of the payment.

For Variable Annuity Payments, the tax-free portion of each payment is (a) your investment in the Contract divided by (b) the number of expected payments.

The remaining portion of each payment, and all of the payments you receive after you recover your investment in the Contract, are fully taxable. If payments under a life annuity stop because the Annuitant dies, there is an income tax deduction for any unrecovered investment in the Contract.

Withdrawals and Surrenders

Before annuity payments begin, withdrawals and surrenders are taxed as follows:

o a partial withdrawal or total surrender is taxed in the year of receipt to the extent that the Contract's Accumulated Value exceeds the investment in the Contract (that is, on an "income first" basis); and

o a penalty equal to 10% of the taxable distribution applies to distributions before the taxpayer reaches age 59 1/2 subject to certain exceptions.

The 10% federal tax penalty is generally not imposed on withdrawals that are:

o made on or after the death of a Contractowner;

o attributable to the taxpayer becoming disabled; or

o made as part of a series of substantially equal periodic payments for the life or life expectancy of the tax payer or for the joint life or joint life expectancy of the taxpayer and the spouse.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above.

If the Contract was purchased as an investment for profit, subject to certain rules, you may deduct any loss upon surrender of the Contract as an ordinary loss.

For purposes of surrenders, the Internal Revenue Code treats all Contracts that we issue to you in the same calendar year as a single Contract.

Death Benefits

Unlike the death benefit on a life insurance policy, the death benefit paid on an annuity contract does not pass to the Beneficiary free of income taxes. Generally, a death benefit is included in the income of the recipient as follows:

o if distributed in a lump sum, it is taxed in the same manner as a surrender of the Contract;

o if distributed under an annuity payout option, it is taxed in the same manner as annuity payments.

The death benefit paid to a Beneficiary on a Contract is ordinary income to the Beneficiary to the extent it exceeds the Contractowner's investment in the Contract. The Beneficiary must pay taxes on this amount at the Beneficiary's tax rate. Moreover, the death benefit may also be taxed in the Contractowner's estate unless the beneficiary is the spouse. If the Beneficiary is not the spouse, the Beneficiary may be eligible for a special income tax deduction for a portion of the estate tax attributable to the death benefit.

Transfers, Assignments and Contract Exchanges

Transferring or assigning ownership of the Contract, changing Annuity Commencement Dates or exchanging a Contract (unless the exchange qualifies as a tax-free exchange under Section 1035 of the Internal Revenue Code) may result in certain tax consequences, such as income and gift taxes, not explained in this prospectus.

Tax Withholding and Reporting

The Internal Revenue Code generally requires us to withhold income tax from any Contract distribution, including a partial withdrawal or total surrender or an annuity payment. The amount of withholding depends, in part, on whether the payment is "periodic" or "non-periodic."

For periodic payments (e.g., annuity payments), we withhold from the taxable portion of each payment based on a payroll withholding schedule that assumes a married recipient claiming three withholding exemptions. If you want us to withhold on a different basis, you must file an appropriate withholding certificate with us. For non-periodic payments (e.g., distributions such as partial withdrawals), we generally withhold 10% of the taxable portion of each payment.

You may elect not to have the withholding rules apply. For periodic payments, your election is effective for the calendar year for which you file it with us, and for each subsequent year until you amend or modify it. For non- periodic payments, an election is effective when you file it with us, but only for the payment to which it is applicable. We have to notify your recipients of your right to elect not to have taxes withheld.

The Internal Revenue Code generally requires us to report all payments to the Internal Revenue Service.

Other Tax Issues

We are taxed as a "life insurance company" under the Internal Revenue Code. We do not expect to incur any federal income tax as a result of the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently assessed against the Separate Account for such taxes. If we incur such taxes in the future, we may assess a charge for such taxes against the Separate Account.

In order to be treated as an annuity contract for federal income tax purposes, the investments of the Subaccounts of the Separate Account must be "adequately diversified" in accordance with Treasury Department regulations. The investment adviser of the underlying Funds monitors the portfolios to ensure that the diversification requirements are met. If the Subaccounts failed to satisfy these requirements, you would be taxed on the earnings of the Subaccount or Subaccounts in which you were invested, unless your Contract was held in an IRA or qualified plan. The tax would apply from the first quarter of the failure, until we corrected the failure in conformity with a Treasury Department procedure. This is a risk that is common to all variable annuity contracts.

Each of the Life Series Funds that is available under this Contract sells its shares not only to the Separate Account but also to other separate accounts which fund variable life insurance policies and variable annuity contracts. We do not anticipate any disadvantage resulting from this arrangement. However, it is possible that a material conflict of interest could arise between the interests of Policyowners and Contractowners which invested in the same Fund. If such a conflict were to arise, we would take whatever steps were necessary to protect the interests of Policyowners and Contractowners, including potentially substituting a different fund for the Funds. It is also possible that the failure of one separate account to comply with the tax laws could cause all of the separate accounts to lose their tax deferred status. This is a risk that is common to many variable annuity contracts and variable life insurance policies.

Under certain circumstances a Contractowner's control of the investments of the Separate Account may cause the Contractowner, rather than us, to be treated as the owner of the assets in the Separate Account for tax purposes which would result in the current taxation of the income on those assets to the Contractowner. Based upon existing IRS guidance, we do not believe that the ownership rights of a Contractowner under a Contract would result in the Contractowner's being treated as the owner of the assets of the Contract. However, we do not know whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Therefore, we reserve the right to modify the Contract as necessary to attempt to prevent a Contractowner from being considered the owner of a pro rata share of the assets of the Contract.

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

Voting Rights

Because the Life Series Funds is not required to have annual shareholder meetings, Contractowners generally will not have an occasion to vote on matters that pertain to the Life Series Funds. In certain circumstances, one or more of the Funds may be required to hold a shareholders meeting or may choose to hold one voluntarily. For example, a Fund may not change fundamental investment policies without the approval of a majority vote of that Fund's shareholders in accordance with the 1940 Act.

If a Fund holds a meeting at which shareholders are entitled to vote, Contractowners would have an opportunity to provide voting instructions for shares of the Fund held by a Subaccount in which their Contract invests. We would vote the shares of any Fund held in a corresponding Subaccount or directly, at any Fund shareholders meeting as follows:

o shares attributable to Contractowners for which we received instructions, would be voted in accordance with the instructions;

o shares attributable to Contractowners for which we did not receive instructions, would be voted in the same proportion that we voted shares held in the Subaccount for which we received instructions; and

o shares not attributable to Contractowners, would be voted in the same proportion that we voted shares held in the Subaccount attributable to Contractowners for which we received instructions.

We will vote Fund shares that we hold directly in the same proportion that we vote shares held in any corresponding Subaccounts that are attributable to Contractowners and for which we receive instructions. However, we will vote our own shares as we deem appropriate where there are no shares held in any Subaccount. We will present all the shares of any Fund that we held through a Subaccount or directly at any Fund shareholders meeting for purposes of determining a quorum.

We will determine the number of Fund shares held in a corresponding Subaccount that is attributable to each Contractowner as follows:

o before the Annuity Commencement Date, we divide the Subaccount's Accumulated Value by the net asset value of one Fund share, and

o after the Annuity Commencement Date, we divide the reserve held in the Subaccount for the variable annuity payment under the Contract by the net asset value of one Fund share. As this reserve fluctuates, the number of votes fluctuates.

We will determine the number of votes that a Contractowner has the right to cast as of the record date established by the Life Series Funds.

We will solicit instructions by written communication before the date of the meeting at which votes will be cast. We will send meeting information and other materials relating to the Fund to each

Contractowner having a voting interest in a Subaccount.

The voting rights that we describe in this prospectus are created under applicable laws. If the laws eliminate the necessity to submit such matters for approval by persons having voting rights in separate accounts of insurance companies or restrict such voting rights, we reserve the right to proceed in accordance with any such changed laws or regulations. Specifically, we reserve the right to vote shares of any Fund in our own right, to the extent the law permits.

Processing Transactions

Generally, your transaction requests will be processed as of the Business Day on which we receive them, if we receive them in good order before the closing of business on the Business Day (generally 4:00 P.M. Eastern Time). Otherwise, they will be processed as of our next Business Day. To meet our requirements for processing transactions, we may require that you use our forms.

Reservation Of Rights

We also reserve the right to make certain changes to the Contract, Separate Account or Funds if we believe they would (a) best serve the interests of the Contractowners and annuity payee or (b) be appropriate in carrying out the purposes of the Contract. We will make a change only as the law permits. When required, we will (a) obtain the necessary Contractowner or regulatory approval for any change and (b) notify Contractowners before making a change.

For example, we may:

o operate the Separate Account in any form permitted by law;

o add, delete, combine, or modify Subaccounts of the Separate Account;

o add, delete, or substitute for the Fund shares held in any Subaccount, the shares of any investment company or series thereof, or any investment permitted by law;

o amend or obtain and continue any exemptions under the Contract if required to comply with the Code or any other applicable federal or state law; or

o make any necessary technical changes in the Contract in order to conform with any of the above actions.

Contract Years and Anniversaries

We measure Contract years and anniversaries from the date the Contract is issued. Each Contract year will commence on the anniversary of the issue date.

State Variations

Where required by state law, there may be variations in the Contract which is covered by a special form of the Contract for your State. Your Contract as a result may differ, from those in this prospectus. Your actual Contract, with any endorsements, amendments and riders, is the controlling document. We have the right to change the Contract to meet applicable state laws or regulations.

New Contracts are not currently being offered for sale. Existing Contractowners may continue to make additional payments under their respective Contract.

Distribution Of the Contract

We sell the Contract solely through individuals who, in addition to being licensed as insurance agents, are registered representatives of FIC, which is one of our affiliates. FIC is a registered broker-dealer under the Securities Exchange Act of 1934, and a member of the National Association of Securities Dealers. FIC's executive offices are located at 95 Wall Street, New York, NY 10005. We reserve the right to sell the Contracts directly.

Representatives are paid up to 57.1% of the sales charge imposed on the sale of a Contract. Representatives may receive additional amounts through compensation overrides, expense allowances, bonuses and training allowances. Representatives may also qualify for non-cash compensation and awards based on productivity and persistency factors. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Contractowners or the Separate Account.

Reports

At least twice each year, we will send a report to you that contains financial information about the Funds as required by applicable law. In addition, at least once each year, we will send a statement that gives you financial information about your Contract.

If several members of the same household each own a Contract, we may send only one such report or prospectus to that address, unless you instruct us otherwise. You may receive additional copies by calling or writing us. Financial Statements The Financial Statements of First Investors Life and for the Separate Account are in the SAI.

--------------------------------------------------------------------------------
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Item                                                                        Page

General Description .......................................................    2
Services ..................................................................    3
Valuation .................................................................    4
Other Information .........................................................    5
Relevance of Financial Statements .........................................    6
Appendices ................................................................    7
Financial Statements ......................................................   13

SEC file numbers:
Separate Account C:  003-33419/811-06130

      To: First Investors Life Insurance Company
      Raritan Plaza 1
      Edison, New Jersey 08837

                            Request for Statement of
                             Additional Information

      I would like to receive a current copy of the following: (check all appropriate boxes below)

      |_| The Statement of Additional Information for First Investors Life Variable Annuity Fund C (Separate Account C) and First Investors Life Variable Annuity Fund D (Separate Account D).

      |_| The Statement of Additional Information for First Investors Life Series Funds.

      From: _________________________
                     (name)

      Contract number:  __________________
      Address:          __________________
                        __________________

      Phone number:     __________________

      |_| Check if this is a change of address.

                  FIRST INVESTORS LIFE VARIABLE ANNUITY FUND C
                  FIRST INVESTORS LIFE VARIABLE ANNUITY FUND D
                      INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                     FIRST INVESTORS LIFE INSURANCE COMPANY

              Statement of Additional Information dated May 1, 2006

      This Statement of Additional Information ("SAI") is not a Prospectus and should be read in conjunction with the Prospectuses for First Investors Life Variable Annuity Fund C and First Investors Life Variable Annuity Fund D, dated May 1, 2006 which may be obtained at no cost by writing to First Investors Life Insurance Company, Raritan Plaza 1, Edison, New Jersey 08837, or by telephoning
(800) 342-7963 or by visiting our website at www.firstinvestors.com.

      The terms in this SAI have the same meaning as in the Prospectuses.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

General Description.......................................................... 2
Services..................................................................... 3
Valuation.................................................................... 4
Other Information............................................................ 5
Relevance of Financial Statements............................................ 6
Appendices................................................................... 7
Financial Statements.........................................................13

                               GENERAL DESCRIPTION

      First Investors Life Insurance Company. First Investors Life Insurance Company, 95 Wall Street, New York, New York 10005 ("FIL"), a stock life insurance company incorporated under the laws of the State of New York in 1962, writes life insurance, annuities and accident and health insurance. First Investors Consolidated Corporation ("FICC"), a holding company, owns all of the voting common stock of First Investors Management Company, Inc. ("FIMCO" or "Adviser") and all of the outstanding stock of First Investors Life, First Investors Corporation ("FIC" or "Underwriter") and Administrative Data Management Corp., the transfer agent for First Investors Life Series Funds ("Life Series Funds"). Kathryn Head and members of her family control FICC and, therefore, the Adviser and First Investors Life.

The following chart provides information about the Officers and Directors of First Investors Life.

-----------------------------  ------------------------  ---------------------------------------------------------------
Name                           FIL Office                Principal Occupation for Last Five Years
-----------------------------  ------------------------  ---------------------------------------------------------------
Jay G. Baris                   Director                  Partner,  Kramer  Levin  Naftalis  &  Frankel  LLP,  New York,
                                                         Attorneys;  Secretary  and Counsel,  First  Investors  Federal
                                                         Savings Bank, New Jersey.
-----------------------------  ------------------------  ---------------------------------------------------------------
Carol Lerner Brown             Secretary                 Assistant Secretary, FIC; Secretary, FIMCO and FICC.
-----------------------------  ------------------------  ---------------------------------------------------------------
Glenn T. Dallas                Director                  Retired since April 1996.
-----------------------------  ------------------------  ---------------------------------------------------------------
William H. Drinkwater          Director, Senior Vice     Senior Vice  President  and Chief  Actuary,  FIL since  August
                               President and Chief       2003;  President  January 2000 - August 2003,  FIL; First Vice
                               Actuary                   President and Chief Actuary, FIL, prior thereto.
-----------------------------  ------------------------  ---------------------------------------------------------------
Lawrence M. Falcon             Senior Vice President     Senior Vice President and Comptroller, FIL.
                               and Comptroller
-----------------------------  ------------------------  ---------------------------------------------------------------
Robert Flanagan                Vice President            Vice  President FIL since June 2001;  President,  FIC;  Senior
                                                         Vice President FIC  2000-2001;  Vice President FICC since June
                                                         1997.
-----------------------------  ------------------------  ---------------------------------------------------------------
Richard H. Gaebler             Director                  Retired January, 2000.
-----------------------------  ------------------------  ---------------------------------------------------------------
Kathryn S. Head                Chairman and Director     Chairman,   President  and  Director,  FICC,  FIMCO  and  ADM;
                                                         Chairman, CEO and Director, FIC; Chairman and Director,  First
                                                         Investors Federal Savings Bank.
-----------------------------  ------------------------  ---------------------------------------------------------------
Scott Hodes                    Director                  Partner, Bryan Cave LLP, Chicago, Illinois;  Partner, McGuire,
                                                         Woods, Ross & Hardies until 2003.
-----------------------------  ------------------------  ---------------------------------------------------------------
Jane W. Kruzan                 Director                  Retired.
-----------------------------  ------------------------  ---------------------------------------------------------------
William M. Lipkus              Vice President and        Chief  Financial  Officer,  FIC since  December 1997 and, FICC
                               Chief Financial Officer   since June 1997;  Vice  President,  FIL since May 1996;  Chief
                                                         Financial  Officer since May 1998;  Chief  Accounting  Officer since June 1992.
-----------------------------  ------------------------  ---------------------------------------------------------------
Jackson Ream                   Director                  Retired  since January 1999;  Senior Vice  President,  Bank of
                                                         America, NA, Dallas, Texas, prior thereto.
-----------------------------  ------------------------  ---------------------------------------------------------------
Nelson Schaenen Jr.            Director                  Retired since January 2002; Partner,  Weiss, Peck & Greer, New
                                                         York, Investment Managers, prior thereto.
-----------------------------  ------------------------  ---------------------------------------------------------------
Carol E. Springsteen           President and Director    President  and  Director,  FIL;  Vice  President,   Individual
                                                         Policy  Services,   New  York  Life  Insurance  Company  until
                                                         August, 2003.
-----------------------------  ------------------------  ---------------------------------------------------------------
John T. Sullivan               Director                  Director,  FIMCO and FIC; Of Counsel to  Hawkins,  Delafield &
                                                         Wood, New York, until January 1, 2004.
-----------------------------  ------------------------  ---------------------------------------------------------------
Clark D. Wagner                Director                  Director  of  Fixed  Income,  FIMCO;  Vice  President,   First
                                                         Investors  Multi-State  Insured Tax Free Fund, First Investors
                                                         New  York  Insured  Tax  Free  Fund,   Inc.,  First  Investors
                                                         Government  Fund,  Inc.,  First Investors  Series Fund,  First
                                                         Investors  Insured  Tax  Exempt  Fund,  Inc,  First  Investors
                                                         Insured  Tax  Exempt  Fund II,  and  First  Investors  Insured
                                                         Intermediate Tax Exempt Fund.
-----------------------------  ------------------------  ---------------------------------------------------------------
Glen Mueller                   Vice President and        Vice President and Chief Underwriter,  FIL; Vice President and
                               Chief Underwriter         Life Chief Underwriter,  C.N.A. November 2002-June 2004; Chief
                                                         Underwriter, Fidelity and Guaranty Life prior thereto.
-----------------------------  ------------------------  ---------------------------------------------------------------

      Separate Account Assets. First Investors Life Variable Annuity Fund C ("Separate Account C") was established on December 21, 1989. First Investors Life Variable Annuity Fund D ("Separate Account D") was established on April 8, 1997. Each Separate Account was established under the provisions of the New York Insurance Law. Each Separate Account's assets are segregated from the assets of First Investors Life, and that portion of each Separate Account's assets having a value equal to, or approximately equal to, the reserves and contract liabilities under the Contracts for the respective Separate Account, are not chargeable with liabilities arising out of any other business of First Investors Life. Each Separate Account is registered with the Securities and Exchange Commission ("Commission") as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), but such registration does not involve any supervision by the Commission of the management or investment practices or policies of the Separate Account.

      The assets of each Separate Account are invested at net asset value in shares of a corresponding series (each a "Fund" and collectively "Funds") of the Life Series Funds. For example, the Blue Chip Subaccount invests in the Blue Chip Fund, the Government Subaccount invests in the Government Fund, and so on. The Life Series Funds Prospectus describes the risks attendant to an investment in each Fund of the Life Series Funds. Thirteen of the 14 Funds of the Life Series Funds are available under the Contracts described in this SAI, these are:
Blue Chip Fund, Cash Management Fund, Discovery Fund, Focused Equity Fund, Government Fund, Growth Fund, High Yield Fund, International Securities Fund, Investment Grade Fund, Target Maturity 2007 Fund, Target Maturity 2010 Fund, Target Maturity 2015 Fund, and Value Fund. The Special Bond Fund is not available under the Contracts described in this SAI.

                                    SERVICES

      Custodian. First Investors Life, subject to applicable laws and regulations, is the custodian of the securities of the Subaccounts of Separate Account C and Separate Account D.

      Independent Public Accountants. Tait, Weller & Baker, 1818 Market Street, Philadelphia, PA 19103, independent certified public accountants, has been selected as the independent accountants for Separate Account C and Separate Account D. First Investors Life pays Tait, Weller & Baker a fee for serving as the independent accountants for each Separate Account which is set by the Audit Committee of the Board of Directors of First Investors Life.

      Underwriter. First Investors Life and each Separate Account have entered into an Underwriting Agreement with FIC. FIC, an affiliate of First Investors Life, and of the Adviser has its principal business address at 95 Wall Street, New York, New York 10005. For the fiscal years ending December 31, 2003, 2004, and 2005, FIC received fees from Separate Account C of $861,173, $303,819, and $166,195 respectively, in connection with the distribution of the Contracts in a continuous offering.

      For the fiscal years ending December 31, 2003, 2004 and 2005, FIC received fees for Separate Account D of $930,507, $1,709,060 and $ 1,726,684
respectively, in connection with the distribution of the contracts in a continuous offering.

      First Investors Life anticipates continuing to offer the Contracts of each Separate Account, but it intends to discontinue offering the Separate Account C Contracts in states where Separate Account D Contracts are available for sale. Existing Separate Account C Contract owners may continue to make additional premium payments to their existing Contracts even if new Contracts are not available in their state of residence.

      The Contracts for both Separate Accounts are sold by insurance agents licensed to sell variable annuities, who are registered representatives of the Underwriter or broker-dealers who have sales agreements with the Underwriter.

                                    VALUATION

      Value of an Accumulation Unit. For each Subaccount of Separate Account C and each Subaccount of Separate Account D, the value of an Accumulation Unit was arbitrarily initially set at $10.00. The value of an Accumulation Unit for any subsequent Valuation Period is determined by multiplying the value of an Accumulation Unit for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Accumulation Unit Value is being calculated (see Appendix I, Example B). The investment performance of each Fund, and expenses and deductions of certain charges affect the Accumulation Unit Value. The value of an Accumulation Unit for the Subaccounts may increase or decrease from Valuation Period to Valuation Period.

      Net Investment Factor. The Net Investment Factor for each Subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)   is the net result of:

      (1) the net asset value per share of the applicable Fund determined at the end of the current Valuation Period, plus

      (2) the per share amount of any dividend or capital gains distributions made by the applicable Fund if the "ex-dividend" date occurs during the current Valuation Period.

(b) is the net asset value per share of the applicable Fund determined as of the end of the immediately preceding Valuation Period.

(c) is a factor representing the charges deducted for mortality and expense risks. For Separate Account C, such factor is equal on an annual basis to 1.00% of the daily net asset value of the applicable Subaccount. For Separate Account D, such factor is equal on an annual basis to 1.40% of the daily net assets value of the applicable Subaccount.

      The Net Investment Factor may be greater or less than one, and therefore, the value of an Accumulation Unit for any Subaccount may increase or decrease. (For an illustration of this calculation, see Appendix I, Example A.)

      Value of an Annuity Unit. For each Subaccount of Separate Account C and each Subaccount of Separate Account D, the value of an Annuity Unit was arbitrarily initially set at $10.00. The value of an Annuity Unit for any subsequent Valuation Period is determined by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated, and multiplying the result by an interest factor to offset the effect of an investment earnings rate of 3.5% per annum, which is assumed in the Annuity Tables contained in the Contract. (For an illustration of this calculation, see Appendix III, Example A.)

      Amount of Annuity Payments. When annuity payments are to commence, the Accumulated Value to be applied to a variable annuity option will be determined by multiplying the value of an Accumulation Unit for the Business Day on or immediately preceding the seventh day before the Annuity Commencement Date by the number of Accumulation Units owned. This seven day period is used to permit calculation of amounts of annuity payments and mailing of checks in advance of the due date. At that time any applicable Premium taxes not previously deducted may be deducted from the Accumulated Value to determine the net Accumulated Value. The resultant value is then applied to the Annuity Tables set forth in the Contract to determine the amount of the first monthly annuity payment. The Contract contains Annuity Tables setting forth the amount of the first monthly installment for each $1,000 of Accumulated Value applied. These Annuity Tables vary according to the Annuity Option selected by the Contractowner and according to the sex and adjusted age of the Annuitant and any Joint Annuitant at the Annuity Commencement Date. The Contract contains a formula for determining the adjusted age, and the Annuity Tables are determined from the Progressive Annuity Table with interest at 3.5% per year and assumes births prior to 1900, adjusted by a setback of four years of age for persons born 1900 and later and an additional setback of one year of age for each completed five years by which the year of birth is later than 1900. Annuity Tables used by other insurers may provide greater or less benefits to the Annuitant.

      The dollar amount of the first monthly Variable Payment, based on the Subaccount determined as above, is divided by the value of an Annuity Unit for the Subaccount for the Business Day on or immediately preceding the seventh day before the Annuity Commencement Date to establish the number of Annuity Units representing each monthly payment under the Subaccount. This seven day period is used to permit calculation of amounts of annuity payments and mailing of checks in advance of the due date. This number of Annuity Units remains fixed for all variable annuity payments. The dollar amount of the second and subsequent variable annuity payments is determined by multiplying the fixed number of Annuity Units for the Subaccount by the applicable value of an Annuity Unit Value for the Business Day on or immediately preceding the seventh day before the due date of the payment. The value of an Annuity Unit will vary with the investment performance of the corresponding Fund, and, therefore, the dollar amount of the second and subsequent variable annuity payments may change from month to month. (For an illustration of the calculation of the first and subsequent Variable Payments, see Appendix III, Examples B, C and D.)

      A fixed annuity provides annuity payments which remain fixed as to dollar amount throughout the payment period and is based on an assumed interest rate of 3.5% per year built into the Annuity Tables in the Contract.

                                OTHER INFORMATION

      Time of Payments. All payments due under the Contracts will ordinarily be made within seven days of the payment due date or within seven days after the date of receipt of a request for partial surrender or termination. However, First Investors Life reserves the right to suspend or postpone the date of any payment due under the Contracts (1) for any period during which the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings) or during which trading on the NYSE, as determined by the Commission, is restricted; (2) for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held by the Fund are not reasonably practical or it is not reasonably practical to determine the value of the Fund's net assets; or (3) for such other periods as the Commission may by order permit for the protection of security holders or as may be permitted under the 1940 Act.

      Reports to Contractowners. First Investors Life will mail to each Contractowner, at the last known address of record at the Home Office of First Investors Life, at least annually, a report containing such information as may be required by any applicable law or regulation and a statement of the Accumulation Units credited to the Contract for each Subaccount and the Accumulation Unit Values. In addition, latest available reports of the Life Series Funds will be mailed to each Contractowner.

      Assignment. Any amounts payable under the Contracts may not be commuted, alienated, assigned or otherwise encumbered before they are due. To the extent permitted by law, no such payments shall be subject in any way to any legal process to subject them to payment of any claims against any Annuitant, Joint Annuitant or Beneficiary. The Contracts may be assigned. No assignment of a Contract shall be binding on First Investors Life unless such assignment is in writing and is filed with First Investors Life at its home office.

                        RELEVANCE OF FINANCIAL STATEMENTS

      The values of the interests of Contractowners under the variable portion of the Contracts will be affected solely by the investment results of each Separate Account's Subaccounts. The financial statements of First Investors Life as contained herein should be considered only as bearing upon First Investors Life's ability to meet its obligations to Contractowners under the Contracts, and they should not be considered as bearing on the investment performance of the Subaccounts.

                                   APPENDICES

APPENDIX I

                                    EXAMPLE A
                    Formula and Illustration for Determining the Net Investment Factor of a Subaccount
                              of Separate Account C

Net Investment Factor = A + B/C - D

Where:

A =  The Net Asset Value of a Fund share as of the end of the current
     Valuation Period.
       Assume.................................................................. =   $8.51000000
B =  The per share amount of any dividend or capital gains distribution since the end of the immediately preceding Valuation Period.
       Assume.................................................................. =             0
C =  The Net Asset Value of a Fund share as of the end of the immediately preceding Valuation Period.
       Assume.................................................................. =   $8.39000000
D =  The daily deduction for mortality and expense risks, which totals 1.0%
     on an annual basis.
     On a daily basis.......................................................... =     .00002740

Then, the Net Investment Factor = 8.51000000 + 0 - .00002740................... =    1.01427534
                                  --------------
                                  8.39000000


                    Formula and Illustration for Determining the Net Investment Factor of a Subaccount
                              of Separate Account D

Net Investment Factor = A + B/C - D

Where:

A =  The Net Asset Value of a Fund share as of the end of the current
     Valuation Period.
       Assume.................................................................. =   $8.51000000
B =  The per share amount of any dividend or capital gains distribution since the end of the immediately preceding Valuation Period.
       Assume.................................................................. =             0
C =  The Net Asset Value of a Fund share as of the end of the immediately preceding Valuation Period.
       Assume.................................................................. =   $8.39000000
D =  The daily deduction for mortality and expense risks and administration, which totals 1.4% on an annual basis.
       On a daily basis........................................................ =     .00003836

Then, the Net Investment Factor = 8.51000000 + 0 - .00003836................... =    1.01426438
                                  --------------
                                  8.39000000

                                    EXAMPLE B
                    Formula and Illustration for Determining
                     Accumulation Unit Value of a Subaccount
                              of Separate Account C

Accumulation Unit Value = A x B
Where:

A =  The Accumulation Unit Value for the immediately preceding Valuation
     Period.
       Assume.................................................................. =   $1.46328760
B =  The Net Investment Factor for the current Valuation Period.
       Assume.................................................................. =    1.01427534

Then, the Accumulation Unit Value = $1.46328760 x 1.01427534................... =    1.48417653


                    Formula and Illustration for Determining
                     Accumulation Unit Value of a Subaccount
                              of Separate Account D

Accumulation Unit Value = A x B
Where:

A =  The Accumulation Unit Value for the immediately preceding Valuation
     Period.
       Assume.................................................................. =   $1.46328760
B =  The Net Investment Factor for the current Valuation Period.
       Assume.................................................................. =    1.01426438

Then, the Accumulation Unit Value = $1.46328760 x 1.01426438................... =    1.48416049

APPENDIX II

                                    EXAMPLE A
                    Formula and Illustration for Determining
                           Death Benefit Payable Under
                    Annuity Option 4-Unit Refund Life Annuity
                  For Separate Account C and Separate Account D

Upon the death of the Annuitant, the designated Beneficiary under this option will receive under a Separate Account a lump sum death benefit of the then dollar value of a number of Annuity Units computed using the following formula:

Annuity Units Payable = A/B - (CxD), if A/B is greater than CxD

Where:

A =  The Net Accumulated Value applied on the Annuity Commencement Date to purchase the Variable Annuity.
        Assume................................................................. =     $20,000.00

B =  The Annuity Unit Value at the Annuity Commencement Date.
       Assume.................................................................. =    $1.08353012

C =  The number of Annuity Units represented by each payment made.
       Assume.................................................................. =   116.61488844

D =  The total number of monthly Variable Annuity Payments made prior to the Annuitant's death.
       Assume.................................................................. =             30

Then the number of Annuity Units Payable:

                      $20,000.00   -  (116.61488844 x 30)
                     ------------
                     $1.08353012

                 =   18,458.18554633  -  3,498.44665320

                 =   14,959.73889313

If the value of an Annuity Unit on the date of receipt of notification of death was $1.12173107 then the amount of the death benefit under the Separate Account would be:

        14,959.73889313 x $1.12173107 = $16,780.80

APPENDIX III

                                    EXAMPLE A

                    Formula and Illustration for Determining
                              Annuity Unit Value of
                    Separate Account C and Separate Account D

Annuity Unit Value = A x B x C

Where:

A =  Annuity Unit Value of the immediately preceding Valuation Period.
       Assume.................................................................. =   $1.10071211

B =  Net Investment Factor for the Valuation Period for which the Annuity
     Unit is being calculated.
       Assume.................................................................. =    1.00083530

C =  A factor to neutralize the assumed interest rate of 3 1/2% built into the Annuity Tables used.
       Daily factor equals..................................................... =    0.99990575

Then, the Annuity Value is:

        $1.10071211 x 1.00083530 x 0.99990575 = $1.10152771

                                    EXAMPLE B

                    Formula and Illustration for Determining
              Amount of First Monthly Variable Annuity Payment from
                    Separate Account C and Separate Account D

First Monthly Variable Annuity Payment =    A/$1,000 x B

Where:

A =  The Net Accumulated Value allocated to Separate Account C for the
     Business Day on or immediately preceding the seventh day
     before the Annuity Commencement Date.
       Assume.................................................................. =     $20,000.00

B =  The Annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the Annuitant
     according to the Annuity Tables contained in the Contract.
       Assume.................................................................. =          $6.40

Then, the first Monthly Variable Payment = $20,000/$1,000 x $6.40 = $128.00

                                    EXAMPLE C

                    Formula and Illustration for Determining the Number of Annuity Units for Separate Account C and Separate Account D
              Represented by Each Monthly Variable Annuity Payment

Number of Annuity Units =A/B

Where:

A =  The dollar amount of the first monthly Variable Annuity Payment.
       Assume.................................................................. =        $128.00

B =  The Annuity Unit Value for the Business Day on or immediately preceding the seventh day before the Annuity Commencement Date.
       Assume.................................................................. =    $1.09763000

Then, the number of Annuity Units =    $128.00   = 116.61488844
                                    ------------
                                    $1.09763000

                                    EXAMPLE D

                    Formula and Illustration for Determining
              the Amount of Second and Subsequent Monthly Variable
         Annuity Payments From Separate Account C and Separate Account D

Second Monthly Variable Annuity Payment = A x B

Where:

A =  The Number of Annuity Units represented by each monthly
     Variable Annuity Payment.
       Assume.................................................................. =  116.61488844

B =  The Annuity Unit Value for the Business Day on or immediately preceding the seventh day before the date on which the
     second (or subsequent) Variable Annuity Payment is due.
       Assume.................................................................. =  $1.11834234

Then, the second monthly Variable Annuity Payment = 116.61488844 x $1.11834234 = $130.42

The above example was based upon the assumption of an increase in the Annuity Unit Value since the initial Variable Annuity Payment due to favorable investment results of the Separate Account and the Fund. If the investment results were less favorable, a decrease in the Annuity Unit Value and in the second monthly Variable Annuity Payment could result. Assume B above was $1.08103230.

Then, the second monthly Variable Annuity Payment = 116.61488844 x $1.08103230 = $126.06

                           Financial Statements as of
                                December 31, 2005

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

The Board of Directors
First Investors Life Insurance Company
New York, New York

      We have audited the accompanying balance sheets of First Investors Life Insurance Company as of December 31, 2005 and 2004, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Investors Life Insurance Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

                                                 /s/ TAIT, WELLER & BAKER LLP

                                                 TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
March 8, 2006

                     FIRST INVESTORS LIFE INSURANCE COMPANY
                                  BALANCE SHEET

                                     ASSETS
                                                                           December 31, 2005     December 31, 2004
                                                                           -----------------     -----------------
Investments (note 2):
  Available-for-sale securities ......................................     $     194,914,745     $     173,752,971
  Held-to-maturity securities ........................................             4,693,062             3,679,616
  Short term investments .............................................            12,881,688            31,565,382
  Policy loans .......................................................            49,370,683            44,357,547
                                                                           -----------------     -----------------

     Total investments ...............................................           261,860,178           253,355,516

Cash .................................................................             2,136,556             2,110,094
Premiums and other receivables, net of allowances of
  $30,000 in 2004 ....................................................             6,736,227             9,175,937
Accrued investment income ............................................             4,285,600             3,667,951
Deferred policy acquisition costs (note 6) ...........................            35,726,452            32,051,511
Furniture, fixtures and equipment, at cost, less accumulated
  depreciation of $1,259,687 in 2005 and $1,218,338 in 2004 ..........               145,937                41,492
Other assets .........................................................                39,141                48,722
Separate account assets ..............................................           966,368,229           947,848,557
                                                                           -----------------     -----------------

     Total assets ....................................................     $   1,277,298,320     $   1,248,299,780
                                                                           =================     =================

                      LIABILITIES AND STOCKHOLDER'S EQUITY

LIABILITIES:
Policyholder account balances (note 6) ...............................     $     171,387,897     $     159,894,910
Claims and other contract liabilities ................................            13,791,635            17,576,298
Accounts payable and accrued liabilities .............................             3,824,808             5,858,360
Deferred Federal income taxes (note 7) ...............................             3,141,000             3,380,000
Separate account liabilities .........................................           966,368,229           947,848,557
                                                                           -----------------     -----------------

     Total liabilities ...............................................         1,158,513,569         1,134,558,125
                                                                           -----------------     -----------------

STOCKHOLDER'S EQUITY:
Common Stock, par value $4.75; authorized,
  issued and outstanding 534,350 shares ..............................             2,538,163             2,538,163
Additional paid in capital ...........................................             6,496,180             6,496,180
Accumulated other comprehensive income (note 2) ......................               280,000             3,278,000
Retained earnings ....................................................           109,470,408           101,429,312
                                                                           -----------------     -----------------

     Total stockholder's equity ......................................           118,784,751           113,741,655
                                                                           -----------------     -----------------

     Total liabilities and stockholder's equity ......................     $   1,277,298,320     $   1,248,299,780
                                                                           =================     =================

See accompanying notes to financial statements.

                     FIRST INVESTORS LIFE INSURANCE COMPANY
                               STATEMENT OF INCOME

                                                                         Year Ended             Year Ended            Year Ended
                                                                     December 31, 2005      December 31, 2004     December 31, 2003
                                                                     -----------------      -----------------     -----------------
REVENUES
  Policyholder fees ............................................     $      25,423,105      $      23,842,329     $      23,613,902
  Premiums .....................................................             7,087,211              5,812,033             6,267,990
  Investment income (note 2) ...................................            13,471,142             12,600,500            12,701,287
  Realized gain (loss) on investments ..........................              (829,102)               437,950             1,840,774
  Other income .................................................               847,873                538,923               650,720
                                                                     -----------------      -----------------     -----------------

     Total income ..............................................            46,000,229             43,231,735            45,074,673
                                                                     -----------------      -----------------     -----------------
BENEFITS AND EXPENSES
  Benefits and increases in contract liabilities ...............            11,018,985             10,346,287            11,221,789
  Dividends to policyholders ...................................               843,029                840,792             1,047,460
  Amortization of deferred acquisition costs (note 6)  .........             2,405,377              2,042,285               641,515
  Commissions and general expenses .............................            17,706,742             17,522,369            17,021,013
                                                                     -----------------      -----------------     -----------------
     Total benefits and expenses ...............................            31,974,133             30,751,733            29,931,777
                                                                     -----------------      -----------------     -----------------

Income before Federal income tax and cumulative
     Effect of a change in accounting principle ................            14,026,096             12,480,002            15,142,896

Federal income tax (note 7):
  Current ......................................................             5,272,000              3,845,000             3,488,000
  Deferred .....................................................              (287,000)               420,000             1,781,000
                                                                     -----------------      -----------------     -----------------

                                                                             4,985,000              4,265,000             5,269,000
                                                                     -----------------      -----------------     -----------------
Income before cumulative effect of a change in
     accounting principle ......................................             9,041,096              8,215,002             9,873,896

Cumulative effect of a change in accounting principle
  (Note 2e) ....................................................                    --              1,021,900                    --
                                                                     -----------------      -----------------     -----------------

Net Income .....................................................     $       9,041,096      $       9,236,902     $       9,873,896
                                                                     =================      =================     =================

Income per share, based on 534,350 shares outstanding ..........     $           16.92      $           17.29     $           18.48
                                                                     =================      =================     =================

                 See accompanying notes to financial statements.

                     FIRST INVESTORS LIFE INSURANCE COMPANY
                        STATEMENT OF STOCKHOLDER'S EQUITY

                                                                        Year Ended            Year Ended           Year Ended
                                                                    December 31, 2005     December 31, 2004     December 31, 2003
                                                                    -----------------     -----------------     -----------------
Balance at beginning of year ...................................    $     113,741,655     $     106,240,753     $      96,199,857
                                                                    -----------------     -----------------     -----------------
Net income .....................................................            9,041,096             9,236,902             9,873,896
Other comprehensive income
  Increase (decrease) in unrealized holding gains on
   available-for-sale securities ...............................           (2,998,000)             (736,000)            1,167,000
                                                                    -----------------     -----------------     -----------------
Comprehensive income ...........................................            6,043,096             8,500,902            11,040,896
Dividends Paid .................................................           (1,000,000)           (1,000,000)           (1,000,000)
                                                                    -----------------     -----------------     -----------------

Balance at end of year .........................................    $     118,784,751     $     113,741,655     $     106,240,753
                                                                    =================     =================     =================

                            STATEMENT OF CASH FLOWS

                                                                        Year Ended            Year Ended           Year Ended
                                                                    December 31, 2005     December 31, 2004     December 31, 2003
                                                                    -----------------     -----------------     -----------------
Increase (decrease) in cash:
  Cash flows from operating activities:
     Policyholder fees received ................................    $      25,356,893     $      23,630,830     $      23,575,148
     Premiums received .........................................            6,811,519             5,184,969             6,253,490
     Amounts received on policyholder accounts .................           68,990,293            73,411,089            68,598,540
     Investment income received ................................           14,113,229            14,282,509            14,095,688
     Other receipts ............................................              425,680                34,085               100,415
     Benefits and contract liabilities paid ....................          (66,969,918)          (76,167,573)          (71,108,219)
     Commissions and general expenses paid .....................          (30,008,484)          (23,847,625)          (24,594,956)
                                                                    -----------------     -----------------     -----------------

     Net cash provided by operating activities .................           18,719,212            16,528,284            16,920,106
                                                                    -----------------     -----------------     -----------------

  Cash flows from investing activities:
     Proceeds from sale of investment securities ...............          110,764,906            83,706,593            77,664,530
     Purchase of investment securities .........................         (120,696,017)          (94,174,293)          (92,514,005)
     Purchase of furniture, equipment and other assets .........             (145,794)              (35,595)               (4,592)
     Net increase in policy loans ..............................           (5,013,136)           (3,909,765)           (1,837,074)
                                                                    -----------------     -----------------     -----------------

     Net cash used for investing activities ....................          (15,090,041)          (14,413,060)          (16,691,141)
                                                                    -----------------     -----------------     -----------------

  Cash flows from financing activities:
     Transfer of Non-Qualified Plan ............................           (2,602,709)                   --                    --
     Dividends paid ............................................           (1,000,000)           (1,000,000)           (1,000,000)
                                                                    -----------------     -----------------     -----------------

     Net cash used for financing activities ....................           (3,602,709)           (1,000,000)           (1,000,000)
                                                                    -----------------     -----------------     -----------------

     Net increase (decrease) in cash ...........................               26,462             1,115,224              (771,035)

Cash
  Beginning of year ............................................            2,110,094               994,870             1,765,905
                                                                    -----------------     -----------------     -----------------
  End of year ..................................................    $       2,136,556     $       2,110,094     $         994,870
                                                                    =================     =================     =================

The Company paid Federal income taxes of $5,360,000 in 2005, $3,599,000 in 2004 and $2,220,000 in 2003.

                 See accompanying notes to financial statements.

                     FIRST INVESTORS LIFE INSURANCE COMPANY
                             STATEMENT OF CASH FLOWS

                                                                         Year ended          Year Ended          Year Ended
                                                                     December 31, 2005   December 31, 2004   December 31, 2003
                                                                     -----------------   -----------------   -----------------
Reconciliation of net income to net cash
   provided by operating activities:

     Net income ...................................................  $       9,041,096   $       9,236,902   $       9,873,896

     Adjustments to reconcile net income to net cash
          provided by operating activities:
        Cumulative effect of change in accounting
          Principle ...............................................                 --          (1,021,900)                 --
        Depreciation and amortization .............................             49,631              40,552             241,089
        Amortization of deferred policy acquisition costs .........          2,405,377           2,042,680             641,515
        Realized investment (gains) losses ........................            829,102            (437,950)         (1,840,774)
        Amortization of premiums and discounts on
          investments .............................................          1,259,736           1,663,880           1,471,481
        Deferred Federal income taxes .............................           (287,000)            420,000           1,781,000
        Other items not requiring cash - net ......................                977               8,086              38,323

     (Increase) decrease in:
        Premiums and other receivables, net .......................          1,467,480          (1,326,681)          1,073,023
        Accrued investment income .................................           (617,649)             18,129             (77,080)
        Deferred policy acquisition costs, exclusive
          of amortization .........................................         (5,300,318)         (4,510,714)         (4,522,570)
        Other assets ..............................................              1,299                   1             (14,542)

     Increase (decrease) in:
        Policyholder account balances .............................         11,492,987           8,281,260           9,134,213
        Claims and other contract liabilities .....................            410,046             455,834              46,553
        Accounts payable and accrued liabilities ..................         (2,033,552)          1,658,205            (926,021)
                                                                     -----------------   -----------------   -----------------

                                                                     $      18,719,212   $      16,528,284   $      16,920,106
                                                                     =================   =================   =================

                 See accompanying notes to financial statements.

                     FIRST INVESTORS LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

Note 1 -- Basis of Financial Statements

            The accompanying financial statements have been prepared in conformity with generally accepted accounting principles (GAAP). Such basis of presentation differs from statutory accounting practices permitted or prescribed by insurance regulatory authorities primarily in that:

            (a) policy reserves are computed according to the Company's estimates of mortality, investment yields, withdrawals and other benefits and expenses, rather than on the statutory valuation basis;

            (b) certain expenditures, principally for furniture and equipment and agents' debit balances, are recognized as assets rather than being non-admitted and therefore charged to retained earnings;

            (c) commissions and other costs of acquiring new business are recognized as deferred acquisition costs and are amortized over the premium paying period of policies and contracts, rather than charged to current operations when incurred;

            (d) income tax effects of temporary differences, relating primarily to policy reserves and acquisition costs, are provided;

            (e) the statutory asset valuation and interest maintenance reserves are reported as retained earnings rather than as liabilities;

Note 2 -- Other Significant Accounting Practices

      (a) Accounting Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosures of contingent assets and liabilities, at the date of the financial statements and revenues and expenses during the reported period. Actual results could differ from those estimates.

      (b) Depreciation. Depreciation is computed on the useful service life of the depreciable asset using the straight line method of depreciation over three to seven years.

      (c) Investments. Investments in equity securities that have readily determinable fair values and all investments in debt securities are classified in separate categories and accounted for as follows:

      Held-to-Maturity Securities

            Debt securities in which the Company has the positive intent and ability to hold to maturity are recorded at amortized cost.

      Available-For-Sale Securities

            Debt securities not classified as held to maturity securities and equity securities are recorded at fair value with unrealized gains and losses excluded from earnings and reported as "accumulated other comprehensive income" in stockholder's equity.

      Short term investments are reported at market value which approximates cost.

      Gains and losses on sales of investments are determined using the specific identification method. Investment income for the years indicated consists of the following:

                                                     Year Ended            Year Ended            Year Ended
                                                 December 31, 2005     December 31, 2004     December 31, 2003
                                                 -----------------     -----------------     -----------------
Interest on fixed maturities ...............     $      10,499,119     $      10,183,017     $      10,620,531
Interest on short term investments .........               531,037               213,152                85,469
Interest on policy loans ...................             2,884,127             2,668,711             2,444,660
                                                 -----------------     -----------------     -----------------

     Total investment income ...............            13,914,283            13,064,880            13,150,660
     Investment expense ....................               443,141               464,380               449,373
                                                 -----------------     -----------------     -----------------

Net investment income ......................     $      13,471,142     $      12,600,500     $      12,701,287
                                                 =================     =================     =================

                     FIRST INVESTORS LIFE INSURANCE COMPANY

The amortized cost and estimated market values of investments at December 31, 2005 and 2004 are as follows:

                                                                    Gross           Gross           Estimated
                                                 Amortized       Unrealized       Unrealized          Market
                                                   Cost             Gains           Losses            Value
                                               ---------------------------------------------------------------
Available-For-Sale Securities
December 31, 2005
-----------------
  U.S. Treasury Securities and obligations
   of U.S. Government Corporations
   and Agencies ...............................$ 72,094,304     $    236,600     $    637,845     $ 71,693,059
  Corporate Debt Securities ................... 111,764,955        2,493,201        1,936,567      112,321,589
  Other Debt Securities .......................  10,691,486          354,175          145,564       10,900,097
                                               ------------     ------------     ------------     ------------
                                               $194,550,745     $  3,083,976     $  2,719,976     $194,914,745
                                               ============     ============     ============     ============

December 31,2004
----------------
  U.S. Treasury Securities and obligations
   of U.S. Government Corporations
   and Agencies ...............................$ 60,026,192     $    665,112     $    110,959     $ 60,580,345
  Corporate Debt Securities ...................  99,995,396        5,540,680        1,031,381      104,504,695
  Other Debt Securities .......................   8,045,383          622,548               --        8,667,931
                                               ------------     ------------     ------------     ------------
                                               $168,066,971     $  6,828,340     $  1,142,340     $173,752,971
                                               ============     ============     ============     ============

      At December 31, 2005 and 2004, Unrealized Gains on Available-For-Sale Securities of $280,000 and $3,278,000, net of applicable deferred income taxes and amortization of deferred acquisition cost is included as accumulated other comprehensive income in Stockholder's Equity. The change in the Unrealized Gains (Losses) of ($2,998,000), ($736,000) and $1,167,000 net of deferred income taxes (benefit) and amortization of deferred acquisition costs of ($2,324,000), ($561,000) and $772,000 for 2005, 2004 and 2003, respectively is reported as other comprehensive income in the Statement of Stockholder's Equity.

Held-To-Maturity Securities
December 31,2005
----------------
  U.S. Treasury Securities and obligations
   of U.S. Government Corporations
   and Agencies* ...................................     $   4,683,062     $          --     $      18,319     $   4,664,743
  Corporate Debt Securities ........................            10,000                --                --            10,000
                                                         -------------     -------------     -------------     -------------
                                                         $   4,693,062     $          --     $          --     $   4,674,743
                                                         =============     =============     =============     =============
December 31,2004
----------------
  U.S. Treasury Securities and obligations
   of U.S. Government Corporations
   and Agencies* ...................................     $   3,669,616     $     108,858     $          --     $   3,778,474
  Corporate Debt Securities ........................            10,000                --                --            10,000
                                                         -------------     -------------     -------------     -------------
                                                         $   3,679,616     $     108,858     $          --     $   3,788,474
                                                         =============     =============     =============     =============

*These securities are on deposit for various state insurance departments and are therefore restricted as to sale.

                     FIRST INVESTORS LIFE INSURANCE COMPANY

      The amortized cost and estimated market value of debt securities at December 31, 2005, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                   Held to Maturity                 Available For Sale
                                             ---------------------------------------------------------------
                                              Amortized        Estimated         Amortized       Estimated
                                                 Cost         Market Value         Cost         Market Value
                                             ---------------------------------------------------------------

Due in one year or less......................$     10,000     $     10,000     $  3,268,070     $  3,222,703
Due after one year through five years .......   4,683,062        4,664,743       29,845,063       30,320,501
Due after five years through ten years ......          --               --      103,821,431      103,269,187
Due after ten years .........................          --               --       57,616,181       58,102,354
                                             ------------     ------------     ------------     ------------
                                             $  4,693,062     $  4,674,743     $194,550,745     $194,914,745
                                             ============     ============     ============     ============

      Proceeds from sales of investments in fixed maturities were $91,110,725, $85,176,467 and $77,664,530 in 2005, 2004 and 2003, respectively. Gross gains of
$347,804 and gross losses of $1,176,906 were realized on those sales in 2005. Gross gains of $857,700 and gross losses of $419,750 were realized on those sales in 2004. Gross gains of $2,085,926 and gross losses of $245,152 were realized on those sales in 2003.

      (d) Recognition of Revenue, Policyholder Account Balances and Policy Benefits

      Traditional Ordinary Life and Health

            Revenues from the traditional life insurance policies represent premiums that are recognized as earned when due. Health insurance premiums are recognized as revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the lives of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the deferral and amortization of policy acquisition costs. Contract benefit claims are charged to expense in the period that the claims are incurred.

      Universal Life and Variable Life

            Revenues from universal life and variable life policies represent amounts assessed against policyholders. Included in such assessments are mortality charges, surrender charges and policy service fees.

            Policyholder account balances on universal life consist of the premiums received plus credited interest ranging from 4 1/2 percent to 5 percent, less accumulated policyholder assessments. Amounts included in expense represent benefits in excess of policyholder account balances. The value of policyholder accounts on variable life is included in separate account liabilities as discussed below.

      Annuities

            Revenues from annuity contracts represent amounts assessed against contractholders. Such assessments are principally sales charges, administrative fees, and in the case of variable annuities, mortality and expense risk charges. The carrying value and fair value of fixed annuities are equal to the policyholder account balances, which represent the net premiums received plus accumulated interest.

      (e) Separate Accounts. Separate account assets and the related liabilities, both of which are valued at market, represent segregated variable annuity and variable life contracts maintained in accounts to meet specific investment objectives of contractholders who bear the investment risk. All investment income (gains and losses of these accounts) accrues directly to the contractholders and therefore does not affect net income of the Company. The assets supporting the variable portion of the variable annuity and variable life contracts are carried at fair value and are reported as summary total separate assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative and other services are included in policyholder benefits in the Statement of Income.

                     FIRST INVESTORS LIFE INSURANCE COMPANY

Effective in 2004, the Company applied Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). The effect of applying SOP 03-1 as of the beginning of the year was to decrease policyholder accounts and other contract liabilities by approximately $1,752,000 and decrease deferred acquisition costs by approximately $179,100. Such effects, net of income tax expense of $550,000, have been shown on the statement of income as a cumulative effect of a change in accounting principle in 2004.

      (f) Minimum Guarantees. The Company issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder (1) total deposits made to the contract less any partial withdrawals and (2) the account balance on a specified anniversary date adjusted for deposits less partial withdrawals since the specified anniversary date. This guarantee includes benefits that are payable in the event of death.

      (g) Business Risks and Uncertainties. The development of liabilities for future policy benefits for the Company's products requires management to make estimates and assumptions regarding mortality, morbidity, lapse, expense, persistency and investment experience. Such estimates are primarily based on historical experience and future expectations of mortality, morbidity, lapse, expense, persistency and investment assumptions. Actual results could differ materially from these estimates. Management monitors actual experience and, if circumstances warrant, revises its assumptions and related future policy benefit estimates. The Company's investments are primarily comprised of both short term and long term fixed maturity securities. Significant changes in prevailing interest rates and geographic conditions may adversely affect the timing and amount of cash flows on such investments and their related values. A significant decline in the fair values of these investments could have an adverse effect on the Company's balance sheet.

      (h) Comprehensive Income. Comprehensive income includes net income and unrealized gains and losses on available-for-sale securities and is presented in the Statement of Stockholder's Equity. Accumulated other comprehensive income is a component of stockholder's equity and consists of unrealized gains and losses on available-for-sale securities.

Note 3 -- Fair Value of Financial Instruments

      The carrying amounts for cash, short-term investments and policy loans as reported in the accompanying balance sheet approximate their fair values. The fair values for fixed maturity and equity-securities are based upon quoted market prices, where available or are estimated using values from independent pricing services.

      The carrying amounts for the Company's liabilities under investment - type contracts approximate their fair values because interest rates credited to account balances approximate current rates paid on similar investments and are generally not guaranteed beyond one year. Fair values for the Company's insurance contracts other than investment - type contracts are not required to be disclosed. However, the fair values of liabilities for all insurance contracts are taken into consideration in the overall management of interest rate risk, which minimizes exposure to changing interest rates.

                     FIRST INVESTORS LIFE INSURANCE COMPANY

Note 4 -- Retirement Plans

      The Company participates in a non-contributory profit sharing plan for the benefit of its employees and those of other wholly-owned subsidiaries of its parent. The profit sharing plan provides for retirement benefits based upon earnings. Vesting of benefits is based upon years of service. For the years ended December 31, 2005, 2004 and 2003, the Company charged operations approximately $127,000, $107,000 and $113,000 respectively for its portion of the contribution.

      The Company also had a non-qualified deferred compensation arrangement ("Plan") for the benefit of its sales agents. The Plan provides for contributions based upon commission on first-year premiums and was unfunded. Vesting of benefits was based upon graduated percentages dependent upon the number of allocations made in accordance with the Plan by the Company for each participant. The Company charged to operations pension expenses of approximately $411,000 in 2004 and $370,000 in 2003. The accrued liability of approximately $4,195,000 in 2004 was sufficient to cover the value of benefits provided by the Plan. The Company transferred this plan to its parent company, First Investors Consolidated Corporation ("FICC") during 2005. The Company paid approximately $2,603,000 of cash to FICC, which was equal to the accrued liabilities of the Plan reduced by the related deferred income tax.

      In addition, the Company participates in a 401(k) savings plan covering all of its eligible employees and those of other wholly-owned subsidiaries of its parent whereby employees may voluntarily contribute a percentage of their compensation with the Company matching a portion of the contributions of certain employees. Contributions to this plan were not material.

Note 5 -- Commitments and Contingent Liabilities

      The Company has agreements with affiliates and non-affiliates as follows:

      (a) The Company's maximum retention on any one life is $100,000. The Company reinsures a portion of its risk with other insurance companies and reserves are reduced by the amount of reserves for such reinsured risks. The Company is liable for any obligations that any reinsurance company may be unable to meet. The Company had reinsured approximately 33%, 33% and 28% of its net life insurance in force at December 31, 2005, 2004 and 2003. The Company also had assumed reinsurance amounting to approximately 21%, 18% and 20% of its net life insurance in force at the respective year-ends. None of these transactions had any material effect on the Company's operating results.

      (b) The Company and certain affiliates share office space, data processing facilities and management personnel. Charges for these services are based upon the Company's proportionate share of: space occupied, usage of data processing facilities and time allocated to management. During the years ended December 31, 2005, 2004 and 2003, the Company paid approximately $2,596,000, $2,390,000 and
$2,147,000, respectively, for these services. In addition, the Company reimbursed an affiliate approximately $6,136,000 in 2005, $6,518,000 in 2004,and $6,423,000 in 2003 for commissions relating to the sale of its products.

      The Company maintains a checking account with a financial institution, which is also a wholly-owned subsidiary of its parent. The balance in this account was approximately $412,000 at December 31, 2005 and $549,000 at December 31, 2004.

      (c) The Company is subject to certain claims and lawsuits arising in the ordinary course of business. In the opinion of management, all such claims currently pending will not have a material adverse effect on the financial position of the Company or its results of operations.

                     FIRST INVESTORS LIFE INSURANCE COMPANY

Note 6 -- Adjustments Made to Statutory Accounting Practices

      Note 1 describes some of the common differences between statutory practices and generally accepted accounting principles. The effects of these differences for the years ended December 31, 2005, 2004 and 2003 are shown in the following table in which net income and capital shares and surplus reported therein on a statutory basis are adjusted to a GAAP basis.

                                                            Net Income                          Capital Shares and Surplus
                                                      Year Ended December 31                          at December 31
                                            ------------------------------------------   ------------------------------------------
                                                2005            2004           2003           2005          2004           2003
                                            ------------   ------------   ------------   ------------   ------------   ------------
Reported on a statutory basis ............  $  9,069,412   $  7,526,947   $  7,628,849   $ 92,599,944   $ 82,997,459   $ 74,764,816
                                            ------------   ------------   ------------   ------------   ------------   ------------

Adjustments:
   Deferred policy acquisition costs (b) .     2,894,941      2,288,934      3,881,055     35,726,452     32,051,511     29,579,577
   Future policy benefits (a) ............    (2,399,452)       450,627       (740,686)    (4,890,138)    (2,490,686)    (2,941,313)
   Deferred income taxes .................       287,000       (971,000)    (1,781,000)    (5,428,000)    (5,410,000)    (2,787,000)
   Premiums due and deferred (e) .........      (286,358)      (221,458)       (88,434)    (1,843,104)    (1,556,746)    (1,335,289)
   Cost of collection and other
     statutory liabilities ...............            --             --        (86,719)            --             --             --
   Non-admitted assets ...................            --             --             --        262,771        146,580        115,212
   Asset valuation reserve ...............            --             --             --      1,401,415      1,172,656        887,807
   Interest maintenance reserve ..........        (6,263)      (118,112)      (102,957)       591,411      1,144,881        973,943
   Gross unrealized holding gains (losses)
     on available-for-sale securities ....            --             --             --        364,000      5,686,000      6,983,000
   Net realized capital gains (losses) ...      (829,102)       437,950      1,821,378             --             --             --
   Other .................................       310,918       (156,986)      (657,590)            --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
                                                 (28,316)     1,709,955      2,245,047     26,184,807     30,744,196     31,475,937
                                            ------------   ------------   ------------   ------------   ------------   ------------

In accordance with generally accepted ....
   accounting principles                    $  9,041,096   $  9,236,902   $  9,873,896   $118,784,751   $113,741,655   $106,240,753
                                            ============   ============   ============   ============   ============   ============


Per share, based on 534,350 shares
   outstanding ...........................  $      16.92   $      17.29   $      18.48   $     222.30   $     212.86   $     198.82
                                            ============   ============   ============   ============   ============   ============

                     FIRST INVESTORS LIFE INSURANCE COMPANY

      The following is a description of the significant policies used to adjust the net income and capital shares and surplus from a statutory to a GAAP basis.

      (a) Liabilities for future policy benefits have been computed primarily by the net level premium method with assumptions as to anticipated mortality, withdrawals and investment yields. The composition of the policy liabilities and the more significant assumptions pertinent thereto are presented below:

        Distribution of Liabilities*                            Basis of Assumptions
------------------------------------------------------------------------------------------------------
                                Years
    2005           2004        of Issue           Interest                   Mortality Table               Withdrawal
------------   -----------     --------           --------          ----------------------------------    ------------
Non-par:
 $   952,213     $  985,455   1962-1967            4 1/2%           1955-60 Basic Select plus Ultimate      Linton B
   3,546,014      3,689,309   1968-1988            5 1/2%           1955-60 Basic Select plus Ultimate      Linton B
     490,131        478,613   1984-1988            7 1/2%           85% of 1965-70 Basic Select             Modified
                                                                    plus Ultimate                           Linton B
     207,864        192,558   1989-Present         7 1/2%           1975-80 Basic Select plus Ultimate      Linton B
      67,452         73,805   1989-Present         7 1/2%           1975-80 Basic Select plus Ultimate      Actual
      17,178         18,891   1989-Present         8%               1975-80 Basic Select plus Ultimate      Actual
  48,776,031     43,788,041   1985-Present         4.5%             Accumulation of Funds                   --

Par:
     140,875        142,265   1966-1967            4 1/2%           1955-60 Basic Select plus Ultimate      Linton A
  12,610,300     12,573,197   1968-1988            5 1/2%           1955-60 Basic Select plus Ultimate      Linton A
   1,137,621      1,129,496   1981-1984            7 1/4%           90% of 1965-70 Basic Select
                                                                    plus Ultimate                           Linton B
   5,290,611      5,177,456   1983-1988            9 1/2%           80% of 1965-70 Basic Select
                                                                    plus Ultimate                           Linton B
  27,265,388     26,081,718   1990-Present         8%               66% of 1975-80 Basic Select
                                                                    plus Ultimate                           Linton B

Annuities:
  18,430,696     18,926,559   1976-Present         4%               Accumulation of Funds                   --

Miscellaneous:
  53,720,543     47,780,448   1962-Present         2 1/2%-3 1/2%    1958-CSO                                None

* The above amounts are before deduction of deferred premiums of $1,265,020 in 2005 and $1,142,901 in 2004.

      (b) The costs of acquiring new business, principally commissions and related agency expenses, and certain costs of issuing policies, such as medical examinations and inspection reports, all of which vary with and are primarily related to the production of new business, have been deferred. Costs deferred on universal life and variable life are amortized as a level percentage of the present value of anticipated gross profits resulting from investment yields, mortality and surrender charges. Costs deferred on traditional ordinary life and health are amortized over the premium-paying period of the related policies in proportion to the ratio of the annual premium revenue to the total anticipated premium revenue. Anticipated premium revenue was estimated using the same assumptions that were used for computing liabilities for future policy benefits. Amortization of $2,405,377 in 2005, $2,042,680 in 2004 and $641,515 in 2003 was
charged to operations.

      (c) Participating business represented 2.8% and 3.4% of individual life insurance in force at December 31, 2005 and 2004, respectively.

      The Board of Directors annually approves a dividend formula for calculation of dividends to be distributed to participating policyholders.

      The portion of earnings of participating policies that can inure to the benefit of shareholders is limited to the larger of 10% of such earnings or $.50 per thousand dollars of participating insurance in force. Earnings in excess of that limit must be excluded from shareholders' equity by a charge against operations. No such charge has been made, since participating business has operated at a loss to date on a statutory basis. It is anticipated, however, that the participating lines will be profitable over the lives of the policies.

      (d) New York State insurance law prohibits the payment of dividends to stockholders from any source other than the statutory unassigned surplus. The amount of said surplus was $83,565,552, $73,963,067 and $65,730,424 at December 31, 2005, 2004 and 2003, respectively.

      (e) Statutory due and deferred premiums are adjusted to conform to the expected premium revenue used in computing future benefits and deferred policy acquisition costs. In this regard, the GAAP due premium is recorded as an asset and the GAAP deferred premium is applied against future policy benefits.

                     FIRST INVESTORS LIFE INSURANCE COMPANY

Note 7 -- Federal Income Taxes

      The Company joins with its parent company and other affiliated companies in filing a consolidated Federal income tax return. The provision for Federal income taxes is determined on a separate company basis.

      Retained earnings at December 31, 2005 included approximately $146,000 which is defined as "policyholders' surplus" and may be subject to Federal income tax at ordinary corporate rates under certain future conditions, including distributions to stockholders.

      Deferred tax liabilities (assets) are comprised of the following:

                                                                               2005             2004
                                                                           -----------      -----------
Deferred Tax Assets:
   Policyholder dividend provision ...................................     $  (288,047)     $  (284,278)
   Non-qualified agents' pension plan reserve ........................         (72,196)      (1,548,820)
   Future policy benefits ............................................      (3,250,950)      (2,318,654)
   Resisted Claims ...................................................        (262,500)              --
   Capital loss carryover ............................................        (137,813)        (137,813)
   Other .............................................................        (265,698)        (248,584)
                                                                           -----------      -----------
Total Deferred Tax Assets ............................................      (4,277,204)      (4,538,149)
                                                                           -----------      -----------

Deferred Tax Liabilities:
   Deferred policy acquisition costs .................................       7,239,999        6,204,119
   Bond discount .....................................................          33,205           25,030
   Unrealized holding gains on Available-For-Sale Securities .........         145,000        1,689,000
                                                                           -----------      -----------
Total Deferred Tax Liabilities .......................................       7,418,204        7,918,149
                                                                           -----------      -----------

Net Deferred Tax Liabilities .........................................     $ 3,141,000      $ 3,380,000
                                                                           ===========      ===========

Note 8 -- Variable Annuity Contracts

      The Company maintains traditional variable annuity contracts through its separate accounts, for which investment income (gains and losses of these accounts) accrues directly to, and investment risk is borne by, the contractholder. The Company provides a guarantee to benefit the related contractholder or GMDB. The GMDB provides a specified minimum return upon death. The Company offers two primary GMDB types:

      - Return of premium - provides the greater of account value or total deposits made to the contract less any partial withdrawals.

      - Reset - provides the greater of a return of premium death benefit or the anniversary (the seventh year) account value adjusted for withdrawals.

As of December 31, 2005 and 2004 the net amount of risk on the above GMDB was approximately $11.9 million and $17.5 million; respectively. The net amount at risk is calculated on a seriatim basis and represents the greater of the respective guaranteed benefit less the account value. The account balance of contracts with guarantees were invested in fixed income ($161 million in 2005; $163 million in 2004), equity ($430 million in 2005; $436 million in 2004) and money market ($5 million in 2005; $6 million in 2004) mutual funds.

                            TAIT, WELLER & BAKER LLP
                          Certified Public Accountants

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


The Board of Directors
First Investors Life Insurance Company
New York, New York


We have audited the accompanying statement of assets and liabilities of each of the individual sub-accounts disclosed in Note 1 which comprise First Investors Life Variable Annuity Fund C (a separate account of First Investors Life Insurance Company, registered as a unit investment trust under the Investment Company Act of 1940) ("Separate Account C"), as of December 31, 2005, and the related statements of operations for the year then ended and of changes in net assets for the years ended December 31, 2005 and 2004 for each of the individual sub-accounts which comprise Separate Account C. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as December 31, 2005 by correspondence with Separate Account C's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position each of the individual sub-accounts which comprise Separate Account C as of December 31, 2005, and the results of their operations for the year then ended for each of the individual sub-accounts and the changes in their net assets for the years ended December 31, 2005 and 2004, in conformity with accounting principles generally accepted in the United States of America.


                                                   /s/ Tait, Weller & Baker LLP

                                                   TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
March 8, 2006

                              FIRST INVESTORS LIFE
                             VARIABLE ANNUITY FUND C

                       STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 2005

                                                 Cash
                                               Management    High Yield      Growth      Discovery
                                              -----------   -----------   -----------   -----------
ASSETS
   Investments at net asset value (Note 3):
     First Investors Life Series Fund         $ 2,699,811   $20,301,603   $98,343,727   $44,741,160

LIABILITIES
   Payable to First Investors
     Life Insurance Company                         2,252        16,806        82,147        37,176
                                              -----------   -----------   -----------   -----------

NET ASSETS                                    $ 2,697,559   $20,284,797   $98,261,580   $44,703,984
                                              ===========   ===========   ===========   ===========

Net assets represented by
   Contracts in accumulation period           $ 2,697,559   $20,284,797   $98,261,580   $44,703,984
                                              ===========   ===========   ===========   ===========


--------------------------------------------------------------------------------
See notes to financial statements.                                             2

                              FIRST INVESTORS LIFE
                             VARIABLE ANNUITY FUND C

                       STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 2005

                                                           International    Focused
                                               Blue Chip    Securities      Equity       Government
                                              -----------   -----------   -----------   -----------
ASSETS
   Investments at net asset value (Note 3):
     First Investors Life Series Fund         $73,810,358   $34,663,094   $ 3,086,626   $11,465,174

LIABILITIES
   Payable to First Investors
     Life Insurance Company                        61,667        28,551         2,577         9,504
                                              -----------   -----------   -----------   -----------

NET ASSETS                                    $73,748,691   $34,634,543   $ 3,084,049   $11,455,670
                                              ===========   ===========   ===========   ===========

Net assets represented by
   Contracts in accumulation period           $73,748,691   $34,634,543   $ 3,084,049   $11,455,670
                                              ===========   ===========   ===========   ===========


--------------------------------------------------------------------------------
See notes to financial statements.                                             3

                              FIRST INVESTORS LIFE
                             VARIABLE ANNUITY FUND C

                       STATEMENT OF ASSETS AND LIABILITIES
                                   (Continued)

                                December 31, 2005

                                                                            Target        Target         Target
                                              Investment                   Maturity      Maturity       Maturity
                                                 Grade         Value         2007          2010           2015
                                              -----------   -----------   -----------   -----------   -----------
ASSETS
   Investments at net asset value (Note 3):
     First Investors Life Series Fund         $18,693,289   $35,845,223   $15,083,948   $ 7,641,866   $ 5,348,892


LIABILITIES
   Payable to First Investors
     Life Insurance Company                        15,539        29,862        12,580         6,356         4,412
                                              -----------   -----------   -----------   -----------   -----------

NET ASSETS                                    $18,677,750   $35,815,361   $15,071,368   $ 7,635,510   $ 5,344,480
                                              ===========   ===========   ===========   ===========   ===========

Net assets represented by
   Contracts in accumulation period           $18,677,750   $35,815,361   $15,071,368   $ 7,635,510   $ 5,344,480
                                              ===========   ===========   ===========   ===========   ===========


--------------------------------------------------------------------------------
See notes to financial statements.                                             4

                              FIRST INVESTORS LIFE
                             VARIABLE ANNUITY FUND C

                             STATEMENT OF OPERATIONS

                          Year ended December 31, 2005

                                                      Cash
                                                    Management     High Yield        Growth         Discovery
                                                   ------------   ------------    ------------    ------------
INVESTMENT INCOME
   Income:
     Dividends                                     $     70,977   $  1,586,862    $    751,874    $         --
   Expenses:
     Mortality and expense risks (Note 5)                29,971        209,750         983,358         450,142
                                                   ------------   ------------    ------------    ------------
NET INVESTMENT INCOME (LOSS)                             41,006      1,377,112        (231,484)       (450,142)
                                                   ------------   ------------    ------------    ------------
REALIZED GAINS ON INVESTMENTS
   Realized gain distributions                               --             --              --              --
                                                   ------------   ------------    ------------    ------------
UNREALIZED APPRECIATION
   (DEPRECIATION) ON INVESTMENTS
   Beginning of year                                         --     (4,419,888)     30,565,066      (2,112,750)
   End of year                                               --     (5,935,545)     36,583,529          66,969
                                                   ------------   ------------    ------------    ------------
Change in unrealized appreciation (depreciation)
   on investments                                            --     (1,515,657)      6,018,463       2,179,719
                                                   ------------   ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                       $     41,006   $   (138,545)   $  5,786,979    $  1,729,577
                                                   ============   ============    ============    ============


--------------------------------------------------------------------------------
See notes to financial statements.                                             5

                              FIRST INVESTORS LIFE
                             VARIABLE ANNUITY FUND C

                             STATEMENT OF OPERATIONS

                          Year ended December 31, 2005

                                                                 International   Focused
                                                    Blue Chip     Securities     Equity        Government
                                                   -----------   -----------   -----------    -----------
INVESTMENT INCOME
   Income:
     Dividends                                     $   786,900   $   451,385   $    39,529    $   607,823
   Expenses:
     Mortality and expense risks (Note 5)              763,232       340,456        32,258        117,031
                                                   -----------   -----------   -----------    -----------
NET INVESTMENT INCOME (LOSS)                            23,668       110,929         7,271        490,792
                                                   -----------   -----------   -----------    -----------
REALIZED GAINS ON INVESTMENTS
   Realized gain distributions                              --            --            --             --
                                                   -----------   -----------   -----------    -----------
UNREALIZED APPRECIATION
   (DEPRECIATION) ON INVESTMENTS
   Beginning of year                                 4,846,062     5,076,711    (1,025,899)       223,584
   End of year                                       7,160,360     7,596,994      (896,915)       (85,799)
                                                   -----------   -----------   -----------    -----------
Change in unrealized appreciation (depreciation)
   on investments                                    2,314,298     2,520,283       128,984       (309,383)
                                                   -----------   -----------   -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                       $ 2,337,966   $ 2,631,212   $   136,255    $   181,409
                                                   ===========   ===========   ===========    ===========


--------------------------------------------------------------------------------
See notes to financial statements.                                             6

                              FIRST INVESTORS LIFE
                             VARIABLE ANNUITY FUND C

                             STATEMENT OF OPERATIONS
                                   (Continued)

                          Year ended December 31, 2005

                                                                           Target         Target          Target
                                             Investment                   Maturity       Maturity        Maturity
                                               Grade          Value         2007           2010            2015
                                            -----------    -----------   -----------    -----------    -----------
INVESTMENT INCOME
   Income:
     Dividends                              $ 1,131,297    $   583,781   $   942,047    $   403,731    $   184,913
   Expenses:
     Mortality and expense risks (Note 5)       192,878        357,421       159,395         82,908         52,680
                                            -----------    -----------   -----------    -----------    -----------
NET INVESTMENT INCOME (LOSS)                    938,419        226,360       782,652        320,823        132,233
                                            -----------    -----------   -----------    -----------    -----------
REALIZED GAINS ON INVESTMENTS
   Realized gain distributions                       --             --       353,540         83,568             --
                                            -----------    -----------   -----------    -----------    -----------
UNREALIZED APPRECIATION
   (DEPRECIATION) ON INVESTMENTS
   Beginning of year                          1,568,945        255,245     3,478,064      2,077,666        946,318
   End of year                                  687,353      1,791,687     2,292,059      1,713,775        991,553
                                            -----------    -----------   -----------    -----------    -----------
Change in unrealized appreciation
   (depreciation) on investments               (881,592)     1,536,442    (1,186,005)      (363,891)        45,235
                                            -----------    -----------   -----------    -----------    -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   OPERATIONS                               $    56,827    $ 1,762,802   $   (49,813)   $    40,500    $   177,468
                                            ===========    ===========   ===========    ===========    ===========


--------------------------------------------------------------------------------
See notes to financial statements.                                             7

                              FIRST INVESTORS LIFE
                             VARIABLE ANNUITY FUND C

                       STATEMENTS OF CHANGES IN NET ASSETS

                            Years ended December 31,

                                                         Cash
                                                       Management                    High Yield
                                             ----------------------------    ----------------------------
                                                 2005            2004            2005            2004
                                             ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets
   From Operations
     Net investment income (loss)            $     41,006    $    (12,593)   $  1,377,112    $  1,395,100
     Realized gain distributions                       --              --              --              --
     Change in unrealized appreciation
       (depreciation) on investments                   --              --      (1,515,657)        487,990
                                             ------------    ------------    ------------    ------------
     Net increase (decrease) in net assets
       resulting from operations                   41,006         (12,593)       (138,545)      1,883,090
                                             ------------    ------------    ------------    ------------

   From Contract Transactions
     Net insurance premiums from
       contract owners                             73,790         (91,122)        245,067         395,328
     Transfers between sub-accounts               (55,562)       (306,696)        328,695         944,081
     Transfers for contract benefits
       and terminations                          (883,015)       (923,934)     (2,230,798)     (2,888,162)
                                             ------------    ------------    ------------    ------------
     Increase (decrease) in net assets
       derived from contract transactions        (864,787)     (1,321,752)     (1,657,036)     (1,548,753)
                                             ------------    ------------    ------------    ------------

     Net increase (decrease) in net assets       (823,781)     (1,334,345)     (1,795,581)        334,337

Net Assets
   Beginning of year                            3,521,340       4,855,685      22,080,378      21,746,041
                                             ------------    ------------    ------------    ------------
   End of year                               $  2,697,559    $  3,521,340    $ 20,284,797    $ 22,080,378
                                             ============    ============    ============    ============


--------------------------------------------------------------------------------
See notes to financial statements.                                             8

                              FIRST INVESTORS LIFE
                             VARIABLE ANNUITY FUND C

                       STATEMENTS OF CHANGES IN NET ASSETS

                            Years ended December 31,

                                                          Growth                           Discovery
                                             ------------------------------    ------------------------------
                                                  2005             2004             2005            2004
                                             -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets
   From Operations
     Net investment income (loss)            $    (231,484)   $    (484,719)   $    (450,142)   $    (467,920)
     Realized gain distributions                        --               --               --               --
     Change in unrealized appreciation
       (depreciation) on investments             6,018,463        9,705,059        2,179,719        5,533,650
                                             -------------    -------------    -------------    -------------
     Net increase (decrease) in net assets
       resulting from operations                 5,786,979        9,220,340        1,729,577        5,065,730
                                             -------------    -------------    -------------    -------------

   From Contract Transactions
     Net insurance premiums from
       contract owners                             812,734        1,472,120          414,245          899,030
     Transfers between sub-accounts                169,028          715,929         (686,821)        (615,951)
     Transfers for contract benefits
       and terminations                        (11,192,234)     (13,389,947)      (4,936,325)      (6,368,855)
                                             -------------    -------------    -------------    -------------
     Increase (decrease) in net assets
       derived from contract transactions      (10,210,472)     (11,201,898)      (5,208,901)      (6,085,776)
                                             -------------    -------------    -------------    -------------

     Net increase (decrease) in net assets      (4,423,493)      (1,981,558)      (3,479,324)      (1,020,046)

Net Assets
   Beginning of year                           102,685,073      104,666,631       48,183,308       49,203,354
                                             -------------    -------------    -------------    -------------
   End of year                               $  98,261,580    $ 102,685,073    $  44,703,984    $  48,183,308
                                             =============    =============    =============    =============


--------------------------------------------------------------------------------
See notes to financial statements.                                             9

                              FIRST INVESTORS LIFE
                             VARIABLE ANNUITY FUND C

                       STATEMENTS OF CHANGES IN NET ASSETS
                                   (Continued)

                            Years ended December 31,

                                                                                       International
                                                        Blue Chip                        Securities
                                               ----------------------------    ----------------------------
                                                   2005            2004            2005            2004
                                               ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets
   From Operations
     Net investment income (loss)              $     23,668    $   (286,980)   $    110,929    $     73,212
     Realized gain distributions                         --              --              --              --
     Change in unrealized appreciation
       (depreciation) on investments              2,314,298       5,177,709       2,520,283       4,259,404
                                               ------------    ------------    ------------    ------------
     Net increase (decrease) in net assets
       resulting from operations                  2,337,966       8,890,729       2,631,212       4,332,616
                                               ------------    ------------    ------------    ------------

   From Contract Transactions
     Net insurance premiums from
       contract owners                              416,199       1,188,143         254,095         418,951
     Transfers between sub-accounts              (2,209,732)       (801,517)       (316,095)       (114,103)
     Transfers for contract benefits
       and terminations                          (9,265,732)    (11,365,121)     (3,839,094)     (4,311,322)
                                               ------------    ------------    ------------    ------------
     Increase (decrease) in net assets
       derived from contract transactions       (11,059,265)    (10,978,495)     (3,901,094)     (4,006,474)
                                               ------------    ------------    ------------    ------------

       Net increase (decrease) in net assets     (8,721,299)     (6,087,766)     (1,269,882)        326,142

Net Assets
   Beginning of year                             82,469,990      88,557,756      35,904,425      35,578,283
                                               ------------    ------------    ------------    ------------
   End of year                                 $ 73,748,691    $ 82,469,990    $ 34,634,543    $ 35,904,425
                                               ============    ============    ============    ============


--------------------------------------------------------------------------------
See notes to financial statements.                                            10

                              FIRST INVESTORS LIFE
                             VARIABLE ANNUITY FUND C

                       STATEMENTS OF CHANGES IN NET ASSETS
                                   (Continued)

                            Years ended December 31,

                                                      Focused Equity                    Government
                                               ----------------------------    ----------------------------
                                                   2005            2004            2005            2004
                                               ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets
   From Operations
     Net investment income (loss)              $      7,271    $    (15,821)   $    490,792    $    634,308
     Realized gain distributions                         --              --              --              --
     Change in unrealized appreciation
       (depreciation) on investments                128,984         167,563        (309,383)       (307,703)
                                               ------------    ------------    ------------    ------------
     Net increase (decrease) in net assets
       resulting from operations                    136,255         151,742         181,409         326,605
                                               ------------    ------------    ------------    ------------

   From Contract Transactions
     Net insurance premiums from
       contract owners                               29,897          85,873         175,765         254,819
     Transfers between sub-accounts                (175,664)       (192,220)        165,823        (508,575)
     Transfers for contract benefits
       and terminations                            (338,192)       (508,768)     (1,314,420)     (2,247,221)
                                               ------------    ------------    ------------    ------------
     Increase (decrease) in net assets
       derived from contract transactions          (483,959)       (615,115)       (972,832)     (2,500,977)
                                               ------------    ------------    ------------    ------------

       Net increase (decrease) in net assets       (347,704)       (463,373)       (791,423)     (2,174,372)

Net Assets
   Beginning of year                              3,431,753       3,895,126      12,247,093      14,421,465
                                               ------------    ------------    ------------    ------------
   End of year                                 $  3,084,049    $  3,431,753    $ 11,455,670    $ 12,247,093
                                               ============    ============    ============    ============


--------------------------------------------------------------------------------
See notes to financial statements.                                            11

                              FIRST INVESTORS LIFE
                             VARIABLE ANNUITY FUND C

                       STATEMENTS OF CHANGES IN NET ASSETS
                                   (Continued)

                            Years ended December 31,

                                                      Investment Grade                    Value
                                               ----------------------------    ----------------------------
                                                   2005            2004            2005            2004
                                               ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets
   From Operations
     Net investment income (loss)              $    938,419    $    990,758    $    226,360    $    264,052
     Realized gain distributions                         --              --              --              --
     Change in unrealized appreciation
       (depreciation) on investments               (881,592)       (400,619)      1,536,442       4,554,062
                                               ------------    ------------    ------------    ------------
     Net increase (decrease) in net assets
       resulting from operations                     56,827         590,139       1,762,802       4,818,114
                                               ------------    ------------    ------------    ------------

   From Contract Transactions
     Net insurance premiums from
       contract owners                              138,731         559,279         405,780         749,683
     Transfers between sub-accounts                 732,498         477,589       2,304,333       1,092,017
     Transfers for contract benefits
       and terminations                          (2,092,445)     (3,284,974)     (4,091,741)     (4,098,311)
                                               ------------    ------------    ------------    ------------
     Increase (decrease) in net assets
       derived from contract transactions        (1,221,216)     (2,248,106)     (1,381,628)     (2,256,611)
                                               ------------    ------------    ------------    ------------

       Net increase (decrease) in net assets     (1,164,389)     (1,657,967)        381,174       2,561,503

Net Assets
   Beginning of year                             19,842,139      21,500,106      35,434,187      32,872,684
                                               ------------    ------------    ------------    ------------
   End of year                                 $ 18,677,750    $ 19,842,139    $ 35,815,361    $ 35,434,187
                                               ============    ============    ============    ============


--------------------------------------------------------------------------------
See notes to financial statements.                                            12

                              FIRST INVESTORS LIFE
                             VARIABLE ANNUITY FUND C

                       STATEMENTS OF CHANGES IN NET ASSETS
                                   (Continued)

                            Years ended December 31,

                                                   Target Maturity 2007            Target Maturity 2010
                                               ----------------------------    ----------------------------
                                                   2005            2004            2005            2004
                                               ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets
   From Operations
     Net investment income (loss)              $    782,652    $    915,003    $    320,823    $    363,190
     Realized gain distributions                    353,540         526,521          83,568          38,084
     Change in unrealized appreciation
       (depreciation) on investments             (1,186,005)     (1,413,428)       (363,891)       (129,877)
                                               ------------    ------------    ------------    ------------
     Net increase (decrease) in net assets
       resulting from operations                    (49,813)         28,096          40,500         271,397
                                               ------------    ------------    ------------    ------------

   From Contract Transactions
     Net insurance premiums from
       contract owners                               89,965          88,082          70,994         107,631
     Transfers between sub-accounts                (154,789)       (752,784)       (210,175)        (72,694)
     Transfers for contract benefits
       and terminations                          (1,606,829)     (2,467,555)     (1,027,351)     (1,216,124)
                                               ------------    ------------    ------------    ------------
     Increase (decrease) in net assets
       derived from contract transactions        (1,671,653)     (3,132,257)     (1,166,532)     (1,181,187)
                                               ------------    ------------    ------------    ------------

       Net increase (decrease) in net assets     (1,721,466)     (3,104,161)     (1,126,032)       (909,790)

Net Assets
   Beginning of year                             16,792,834      19,896,995       8,761,542       9,671,332
                                               ------------    ------------    ------------    ------------
   End of year                                 $ 15,071,368    $ 16,792,834    $  7,635,510    $  8,761,542
                                               ============    ============    ============    ============


--------------------------------------------------------------------------------
See notes to financial statements.                                            13

                              FIRST INVESTORS LIFE
                             VARIABLE ANNUITY FUND C

                       STATEMENTS OF CHANGES IN NET ASSETS
                                   (Continued)

                            Years ended December 31,

                                                 Target Maturity 2015
                                               --------------------------
                                                  2005           2004
                                               -----------    -----------
Increase (Decrease) in Net Assets
   From Operations
     Net investment income (loss)              $   132,233    $   141,600
     Realized gain distributions                        --             --
     Change in unrealized appreciation
       (depreciation) on investments                45,235        222,562
                                               -----------    -----------
     Net increase (decrease) in net assets
       resulting from operations                   177,468        364,162
                                               -----------    -----------

   From Contract Transactions
     Net insurance premiums from
       contract owners                             206,235        193,143
     Transfers between sub-accounts                108,461        134,924
     Transfers for contract benefits
       and terminations                           (394,123)      (748,361)
                                               -----------    -----------
     Increase (decrease) in net assets
       derived from contract transactions          (79,427)      (420,294)
                                               -----------    -----------

       Net increase (decrease) in net assets        98,041        (56,132)

Net Assets
   Beginning of year                             5,246,439      5,302,571
                                               -----------    -----------
   End of year                                 $ 5,344,480    $ 5,246,439
                                               ===========    ===========


--------------------------------------------------------------------------------
See notes to financial statements.                                            14

                              FIRST INVESTORS LIFE
                             VARIABLE ANNUITY FUND C

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 2005

NOTE 1 -- ORGANIZATION

First Investors Life Variable Annuity Fund C ("Separate Account C"), a unit investment trust registered under the Investment Company Act of 1940 (the 1940
Act), is a segregated investment account established by First Investors Life Insurance Company ("FIL") and exists in accordance with the regulations of the New York State Insurance Department. Assets of Separate Account C have been used to purchase shares of First Investors Life Series Fund (the "Fund"), an open-end diversified management investment company registered under the 1940 Act. The contract holder directs the deposits into the sub-accounts that comprise Separate Account C and bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying fund portfolios: Cash Management, High Yield, Growth Discovery, Blue Chip, International Securities, Focused Equity, Government, Investment Grade, Value, Target Maturity 2007, Target Maturity 2010, and Target Maturity 2015.

NOTE 2 -- SIGNIFICANT ACCOUNTING PRACTICES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

Shares of the Fund held by Separate Account C are valued at net asset value per share. All distributions received from the Fund are reinvested to purchase additional shares of the Fund at net asset value.

INVESTMENT INCOME

Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

FEDERAL INCOME TAXES

Separate Account C is not taxed separately because its operations are part of the total operations of FIL, which is taxed as a life insurance company under the Internal Revenue Code. Separate Account C will not be taxed as a regulated investment company under Subchapter M of the Code. Under existing Federal income tax law, no taxes are payable on the investment income or on the capital gains of Separate Account C.


--------------------------------------------------------------------------------

                              FIRST INVESTORS LIFE
                             VARIABLE ANNUITY FUND C

                          NOTES TO FINANCIAL STATEMENTS
                                   (Continued)

                                December 31, 2005

NOTE 3 -- INVESTMENTS

Investments consist of the following at December 31, 2005:

                                                                     Net Asset        Market
                                                        Shares         Value           Value               Cost
                                                       ---------      ------        ------------       ------------
    First Investors Life Series Fund
       Cash Management                                 2,699,811      $ 1.00        $  2,699,811       $  2,699,811
       High Yield                                      2,514,013        8.07          20,301,603         26,237,148
       Growth                                          2,738,292       35.91          98,343,727         61,760,198
       Discovery                                       1,734,556       25.79          44,741,160         44,674,191
       Blue Chip                                       3,539,461       20.85          73,810,358         66,649,998
       International Securities                        1,733,172       20.00          34,663,094         27,066,100
       Focused Equity                                    354,847        8.70           3,086,626          3,983,541
       Government                                      1,135,057       10.10          11,465,174         11,550,973
       Investment Grade                                1,677,487       11.14          18,693,289         18,005,936
       Value                                           2,505,500       14.31          35,845,223         34,053,536
       Target Maturity 2007                            1,246,108       12.10          15,083,948         12,791,889
       Target Maturity 2010                              532,818       14.34           7,641,866          5,928,091
       Target Maturity 2015                              369,821       14.46           5,348,892          4,357,339

The cost of purchases and proceeds from sale of investments for the year ended December 31, 2005 were as follows:

                                                Purchases            Sales
                                               ------------       ------------
    Cash Management                            $    144,767       $    969,222
    High Yield                                    2,160,624          2,442,098
    Growth                                        1,733,636         12,177,888
    Discovery                                       414,245          6,075,773
    Blue Chip                                     1,203,099         12,245,199
    International Securities                        705,480          4,496,586
    Focused Equity                                   69,426            546,378
    Government                                      949,411          1,432,184
    Investment Grade                              2,002,526          2,286,250
    Value                                         3,293,894          4,448,593
    Target Maturity 2007                          1,385,552          1,922,582
    Target Maturity 2010                            558,293          1,321,409
    Target Maturity 2015                            499,610            446,709


--------------------------------------------------------------------------------

                              FIRST INVESTORS LIFE
                             VARIABLE ANNUITY FUND C

                          NOTES TO FINANCIAL STATEMENTS
                                   (Continued)

                                December 31, 2005

NOTE 4 -- CHANGES IN UNITS

The changes in units outstanding for the years ended December 31, 2005 and 2004 were as follows:

                                                  2005                                       2004
                                    ------------------------------------     -----------------------------------
                                                                Net                                      Net
                                      Units       Units       Increase        Units         Units      Increase
                                     Issued     Redeemed     (Decrease)      Issued       Redeemed    (Decrease)
                                     ------     --------     ----------      ------       --------    ----------
    Cash Management                  26,677      (85,543)       (58,866)       20,143     (110,290)     (90,147)
    High Yield                       39,456      (91,361)       (51,905)       52,348     (102,439)     (50,091)
    Growth                           49,882     (277,081)      (227,199)       73,263     (345,405)    (272,142)
    Discovery                        24,359     (158,749)      (134,390)       29,889     (203,127)    (173,238)
    Blue Chip                        24,187     (376,001)      (351,814)       67,952     (438,308)    (370,356)
    International Securities         33,149     (179,035)      (145,886)       35,013     (203,196)    (168,183)
    Focused Equity                    7,245      (67,140)       (59,895)       13,261      (94,730)     (81,469)
    Government                       45,575      (95,970)       (50,395)       26,422     (158,433)    (132,011)
    Investment Grade                 64,699     (122,421)       (57,722)       84,468     (193,418)    (108,950)
    Value                           164,129     (237,660)       (73,531)      131,076     (267,907)    (136,831)
    Target Maturity 2007             10,200      (99,965)       (89,765)        9,847     (176,844)    (166,997)
    Target Maturity 2010              5,312      (66,644)       (61,332)       18,175      (81,295)     (63,120)
    Target Maturity 2015             22,360      (27,377)        (5,017)       22,156      (51,175)     (29,019)

NOTE 5 - MORTALITY AND EXPENSE RISKS AND DEDUCTIONS

In consideration for its assumption of the mortality and expense risks connected with the Variable Annuity Contracts, FIL deducts an amount equal on an annual basis to 1.00% of the daily net asset value of Separate Account C. This deduction is assessed through a reduction of unit values. An additional administrative charge of $7.50 may be deducted annually by FIL from the Accumulated Value of Deferred Annuity Contracts, which have an Accumulated Value of less than $1,500 due to partial surrenders and would be assessed through a redemption of units. There was no deduction under this provision during 2005.


--------------------------------------------------------------------------------

                              FIRST INVESTORS LIFE
                             VARIABLE ANNUITY FUND C

                          NOTES TO FINANCIAL STATEMENTS
                                   (Continued)

                                December 31, 2005

NOTE 6 -- FINANCIAL HIGHLIGHTS TABLE

                                      Net Assets
                          -----------------------------------
                                                                 Investment
                                                     Unit          Income      Expense       Total
                             Units       Value      (000s)         Ratio(1)    Ratio(2)     Return(3)
                             -----       -----      ------         --------    --------     ---------
Cash Management
---------------
December 31,
    2005                     182,147   $  14.850   $   2,698        2.40%        1.00%        1.43%
    2004                     241,013   $  14.640   $   3,521        0.69%        1.00%       (0.30%)
    2003                     331,160   $  14.685   $   4,856        0.57%        1.00%       (0.46%)

High Yield
----------
December
    2005                     631,781   $  32.061   $  20,285        7.57%        1.00%       (0.59%)
    2004                     683,686   $  32.251   $  22,080        7.36%        1.00%        8.85%
    2003                     733,777   $  29.630   $  21,746        8.06%        1.00%       24.88%

Growth
------
December 31,
    2005                   2,079,073   $  47.228   $  98,262        0.76%        1.00%        6.13%
    2004                   2,306,272   $  44.498   $ 102,685        0.52%        1.00%        9.67%
    2003                   2,578,414   $  40.575   $ 104,667        0.48%        1.00%       27.89%

Discovery
---------
December 31,
    2005                   1,098,895   $  40.658   $  44,704        0.00%        1.00%        4.09%
    2004                   1,233,285   $  39.060   $  48,183        0.00%        1.00%       11.66%
    2003                   1,406,523   $  34.982   $  49,203        0.00%        1.00%       37.86%

Blue Chip
---------
December 31,
    2005                   2,260,318   $  32.601   $  73,749        1.03%        1.00%        3.30%
    2004                   2,612,132   $  31.560   $  82,470        0.66%        1.00%        6.30%
    2003                   2,982,488   $  29.688   $  88,558        0.70%        1.00%       24.94%

International Securities
------------------------
December 31,
    2005                   1,207,617   $  28.654   $  34,635        1.32%        1.00%        8.13%
    2004                   1,353,503   $  26.499   $  35,904        1.22%        1.00%       13.44%
    2003                   1,521,686   $  23.361   $  35,578        1.02%        1.00%       31.20%

Focused Equity
--------------
December 31,
    2005                     368,155   $   8.378   $   3,084        1.23%        1.00%        4.50%
    2004                     428,050   $   8.018   $   3,432        0.57%        1.00%        4.81%
    2003                     509,519   $   7.650   $   3,895        0.13%        1.00%       26.45%


--------------------------------------------------------------------------------

                              FIRST INVESTORS LIFE
                             VARIABLE ANNUITY FUND C

                          NOTES TO FINANCIAL STATEMENTS
                                   (Continued)

                                December 31, 2005



                                      Net Assets
                          -----------------------------------
                                                                 Investment
                                                     Unit          Income      Expense       Total
                             Units       Value      (000s)         Ratio(1)    Ratio(2)     Return(3)
                             -----       -----      ------         --------    --------     ---------

Government
----------
December 31,
    2005                     585,088   $  19.579   $  11,456        5.20%        1.00%        1.52%
    2004                     635,483   $  19.287   $  12,247        5.85%        1.00%        2.59%
    2003                     767,494   $  18.800   $  14,421        4.31%        1.00%        2.16%

Investment Grade
----------------
December 31,
    2005                     880,520   $  21.201   $  18,678        5.86%        1.00%        0.30%
    2004                     938,242   $  21.137   $  19,842        5.82%        1.00%        3.00%
    2003                   1,047,192   $  20.521   $  21,500        5.47%        1.00%        7.52%

Value
-----
December 31,
    2005                   1,899,063   $  18.859   $  35,815        1.63%        1.00%        5.03%
    2004                   1,972,594   $  17.956   $  35,434        1.78%        1.00%       15.23%
    2003                   2,109,425   $  15.583   $  32,873        3.09%        1.00%       26.32%

Target Maturity 2007
--------------------
December 31,
    2005                     807,873   $  18.644   $  15,071        5.93%        1.00%       (0.36%)
    2004                     897,638   $  18.711   $  16,793        6.02%        1.00%        0.11%
    2003                   1,064,635   $  18.689   $  19,897        5.33%        1.00%        0.89%

Target Maturity 2010
--------------------
December 31,
    2005                     401,918   $  18.984   $   7,636        4.89%        1.00%        0.45%
    2004                     463,250   $  18.899   $   8,762        4.94%        1.00%        2.92%
    2003                     526,370   $  18.362   $   9,671        4.24%        1.00%        1.82%

Target Maturity 2015
--------------------
December 31,
    2005                     328,561   $  16.231   $   5,344        3.49%        1.00%        3.36%
    2004                     333,578   $  15.704   $   5,246        3.74%        1.00%        7.39%
    2003                     362,597   $  14.623   $   5,303        2.62%        1.00%        2.21%

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the sub- account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.


--------------------------------------------------------------------------------

                              FIRST INVESTORS LIFE
                             VARIABLE ANNUITY FUND C

                          NOTES TO FINANCIAL STATEMENTS
                                   (Continued)

                                December 31, 2005


(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for the periods indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the periods indicated, including changes in value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.


--------------------------------------------------------------------------------

                  FIRST INVESTORS LIFE VARIABLE ANNUITY FUND C

                            PART C: OTHER INFORMATION

Item 24. Financial Statement and Exhibits

      (a)   Financial Statements:

            The financial statements for the period ending December 31, 2005 for First Investors Life Insurance Company and First Investors Life Variable Annuity Fund C are included in Part B of this Registration Statement.

      (b)   Exhibits:

            1. Resolution of the Board of Directors of First Investors Life Insurance Company creating Separate Account C. /1/

            2.    Not applicable.

            3.    Distribution Contracts:

                  (a) Underwriting Agreement between First Investors Life Insurance Company and First Investors Corporation. /1/

                  (b) Specimen Variable Annuity Dealer Agreement between First Investors Corporation and dealers. /1/

            4. (a) Specimen Individual Variable Annuity Contract issued by First Investors Life Insurance Company for participation in Separate Account C./1/

            5. Form of application used with Individual Variable Annuity Contracts provided in response to (4) above. /1/

                  6. a. (1)   Declaration of Intention and Charter of First
                              Investors Life Insurance Company. /1/
                        (2)   Certificate of Amendment. /1/
                        (3)   Certificate of Amendment. /1/
                        (4)   Certificate of Amendment. /1/
                        (5)   Certificate of Amendment. /1/
                     b.       By-laws of First Investors Life Insurance Company.
                              /1/

            7.    Not applicable.

            8.    Not applicable.

            9. Opinion of and consent of Nanette A. King, Esq., special counsel to First Investors Life Insurance Company. /2/

            10.   a. Consent of Independent Public Accountants. /4/
                  b. Powers of Attorney for Ms. Head and Messrs. Gaebler, Baris, Hodes, Dallas, Ream, Schaenen and Sullivan. /1/
                  c. Powers of Attorney for Ms. Kruzan and Messrs. Lyons and Wagner. /3/
                  d.    Exemptive Order. /1/

            11.   Not applicable.

            12.   Not applicable.

            13.   Not applicable.

------------------
      /1/   Previously filed on May 19, 1997 in Post Effective Amendment No. 10 to this Registration Statement.
      /2/   Previously filed on April 29, 1998 in Post Effective Amendment No.
            11 to this Registration Statement.
      /3/   Previously filed on April 10, 2002 on Post Effective Amendment No.
            17 to this Registration Statement.
      /4/   Filed herewith.

Item 25. Directors and Officers of the Depositor

The following are the Directors and Officers of First Investors Life Insurance Company (unless otherwise noted, an individual's business address is 95 Wall Street, New York, New York 10005):

Name and Principal                     Position and Office with
Business Address                       First Investors Life Insurance Company
----------------                       --------------------------------------

Jay G. Baris                           Director

Glenn T. Dallas                        Director

William H. Drinkwater                  Senior Vice-President, Chief Actuary
                                       and Director

Richard H. Gaebler                     Director

Kathryn S. Head                        Chairman and Director
Raritan Plaza 1
Edison, NJ 08837

Scott Hodes                            Director

Jane W. Kruzan                         Director

Jackson Ream                           Director

Nelson Schaenen Jr.                    Director

John T. Sullivan                       Director

Clark D. Wagner                        Director

Carol Lerner Brown                     Secretary

Lawrence M. Falcon                     Senior Vice President and Comptroller

Robert T. Flanagan                     Vice President

William M. Lipkus                      Vice President and Chief Financial
Raritan Plaza 1                        Officer
Edison, NJ 08837

Glen Mueller                           Vice President and Chief Underwriter
Raritan Plaza 1
Edison, NJ 08837

Carol E. Springsteen                   President and Director

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

      There are no persons directly or indirectly controlled by or under common control with the Registrant. Registrant is a Separate Account of First Investors Life Insurance Company, the Depositor. Set forth below are all persons controlled by or under common control with First Investors Life Insurance
Company:

      Route 33 Realty Corporation (New Jersey). Ownership: 100% by First Investors Life Insurance Company; Principal Business: Real Estate; Subsidiary of First Investors Life Insurance Company.

      First Investors Consolidated Corporation (FICC) (Delaware). Ownership:
      Glenn O. Head is the controlling person of the voting stock; Principal
      Business: Holding Company; Parent of First Investors Life Insurance
      Company.

      Administrative Data Management Corp. (New York). Ownership: 100% owned by FICC; Principal Business: Transfer Agent; Affiliate of First Investors Life Insurance Company.

      First Investors Asset Management Company, Inc. (Delaware). Ownership: 100% owned by FICC; Principal Business: Investment Advisor; Affiliate of First Investors Life Insurance Company.

      First Investors Corporation (New York). Ownership: 100% owned by FICC; Principal Business: Broker-Dealer; Affiliate of First Investors Life Insurance Company.

      First Investors Leverage Corporation (New York). Ownership: 100% owned by FICC; Principal Business: Inactive; Affiliate of First Investors Life Insurance Company.

      First Investors Management Company, Inc. (New York). Ownership: 100% of voting common stock owned by FICC; Principal Business: Investment Advisor; Affiliate of First Investors Life Insurance Company.

      First Investors Realty Company, Inc. (New Jersey). Ownership: 100% owned by FICC; Principal Business: Inactive; Affiliate of First Investors Life Insurance Company.

      First Investors Resources, Inc. (Delaware). Ownership: 100% owned by FICC; Principal Business: Inactive; Affiliate of First Investors Life Insurance Company.

      First Investors Federal Savings Bank (New Jersey). Ownership: 100% owned by FICC, except Directors Qualifying Shares; Principal Business: Savings and Loan; Affiliate of First Investors Life Insurance Company.

      First Investors Credit Corporation (New Jersey). Ownership: 100% owned by FIFSB; Principal Business: Inactive; Affiliate of First Investors Life Insurance Company.

      N.A.K. Realty Corporation (New Jersey). Ownership: 100% owned by FICC; Principal Business: Real Estate; Affiliate of First Investors Life Insurance Company.

      Real Property Development Corporation (New Jersey). Ownership: 100% owned by FICC; Principal Business: Real Estate; Affiliate of First Investors Life Insurance Company.

      First Investors Credit Funding Corporation (New York). Ownership: 100% owned by FICC; Principal Business: Inactive; Affiliate of First Investors Life Insurance Company.

      School Financial Management Services, Inc. (Ohio). Ownership: 100% owned by FICC; Principal Business: Tuition assistance program; Affiliate of First Investors Life Insurance Company.

Item 27. Number of Contractowners

      As of March 31, 2006, the number of owners of variable annuity contracts offered by First Investors Life Variable Annuity Fund C was 12,098.

Item 28. Indemnification

      Article XIV of the By-Laws of First Investors Life Insurance Company provides as follows:

      "To the full extent authorized by law and by the Charter, the Corporation shall and hereby does indemnify any person who shall at any time be made, or threatened to be made, a party in any civil or criminal action or proceeding by reason of the fact that he, his testator or his intestate is or was a director or officer of the Corporation or served another corporation in any capacity at the request of the Corporation, provided, that the notice required by Section 62-a of the Insurance Law of the State of New York, as now in effect or as amended from time to time, be filed with the Superintendent of Insurance."

      Reference is hereby made to the New York Business Corporation Law, Sections 721 through 726.

      The general effect of this Indemnification will be to indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that the person, or that person's testator or intestate, is or was a director or officer of the corporation, or is or was serving at the request of the corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorney's fees, actually and necessarily incurred in connection with the defense or settlement of such action, or in connection with an appeal therein if such director or officer acted in good faith, for a purpose reasonably believed by that person to be in, and not opposed to, the best interests of the corporation and not otherwise knowingly unlawful.

      A directors and officers liability policy in the amount of $5,000,000 covering First Investors Life's directors and officers has been issued by the Travelers Insurance Company.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the First Investors Life Variable Annuity Fund C pursuant to the foregoing provisions, or otherwise, the First Investors Life Variable Annuity Fund C has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the First Investors Life Variable Annuity Fund C of expenses incurred or paid by a director, officer or controlling person of the First Investors Life Variable Annuity Fund C in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the First Investors Life Variable Annuity Fund C will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

      (a) First Investors Corporation, Underwriter of the Registrant, is also underwriter for:

            First Investors Equity Funds

            First Investors Income Funds

            First Investors Tax Exempt Funds

            First Investors Life Series Funds

            First Investors Life Variable Annuity Fund A

            First Investors Life Variable Annuity Fund D

            First Investors Life Level Premium Variable Life Insurance (Separate Account B)

            First Investors Life Modified Premium Variable Life Insurance (Separate Account E)

            First Investors Corporation is Sponsor of:

            First Investors Single Payment and Periodic Payment Plans I for Investment in First Investors Global Fund, Inc.

            First Investors Single Payment and Periodic Payment Plans II for Investment in First Investors Global Fund, Inc.

            First Investors Single Payment and Periodic Payment Plans for Investment in First Investors Fund For Income, Inc.

            First Investors Single Payment and Periodic Payment Plans for Investment in First Investors Government Fund, Inc.

            First Investors Periodic Payment Plans for Investment in First Investors High Yield Fund, Inc.

            First Investors Single Payment and Periodic Payment Plans for the Accumulation of Shares of First Investors Global Fund, Inc.

            First Investors Single Payment and Periodic Payment Plans for Investment in First Investors Insured Tax Exempt Fund, Inc.

      (b) The following persons are the officers and directors of First Investors Corporation: (The principal business address of each director and officer listed below is c/o First Investors Legal Department, 95 Wall Street, New York, New York 10005.)

Name and Principal                     Position and Office with
Business Address                       First Investors Corporation
----------------                       ---------------------------

Kathryn S. Head                        Chairman of the Board, Chief Executive
                                       Officer and Director

Lawrence A. Fauci                      Director

Larry R. Lavoie                        Director, Secretary and General Counsel

John T. Sullivan                       Director

Frederick Miller                       Senior Vice President

Robert Flanagan                        President

Robert J. Grosso                       Chief Compliance Officer

William M. Lipkus                      Chief Financial Officer and Treasurer

Anne Condon                            Vice President

Elizabeth Reilly                       Vice President

Matthew Smith                          Vice President

Mark Segal                             Assistant Vice President

Carol Lerner Brown                     Assistant Secretary

Conrad Charak                          Assistant Secretary

------------------------

      (c)   Not Applicable.

Item 30. Location of Accounts and Records

The accounts, books and other documents required to be maintained pursuant to
Section 31(a) of the 1940 Act and rules promulgated thereunder are maintained by First Investors Life Insurance Company at its office at 95 Wall Street, New York, New York 10005; at its office at Raritan Plaza 1, Edison, NJ 08837; at Vital Records, 563 New Center Road, Flagtown, NJ 08821 (electronic record storage) and at Archive Systems, 25 Commerce Road, Fairfield, NJ 07004 (archive records).

Item 31. Management Services

      Not applicable.

Item 32. Undertakings

      Registrant hereby makes the following undertakings:

      (a) An undertaking to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

      (b) An undertaking to include either: (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

      (c) An undertaking to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

      (d) Representation Regarding Reasonableness of Aggregate Contract Fees and Charges Pursuant to Section 26(a)(e)(2)(A) of the Investment Company Act of 1940.

            First Investors Life Insurance Company ("First Investors Life") represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by First Investors Life under the Contracts. First Investors Life bases its representations on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for First Investors Life to earn a profit; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on terms specifically described in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

                                   SIGNATURES
                                   ----------

      As required by the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant represents and certifies that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has caused this Amendment to be signed on its behalf, in the City of New York, and State of New York, on the 21st day of April, 2006.

                          FIRST INVESTORS LIFE VARIABLE ANNUITY FUND C
                          (Registrant)


                          BY: FIRST INVESTORS LIFE INSURANCE COMPANY
                              /s/ (Depositor)
                              (On behalf of the Registrant and itself)

                          By  /s/ Carol E. Springsteen
                              ------------------------
                              Carol E. Springsteen
                              President

      As required by the 1933 Act, this Amendment to Registrant's Registration Statement has been signed by the following officers and directors of the Depositor in the capacities and on the dates indicated:

            SIGNATURE                                             TITLE                                     DATE
            ---------                                             -----                                     ----
/s/ Carol E. Springsteen                                    President                                  April 21, 2006
------------------------------------------------            and Director
     Carol E. Springsteen

/s/ William M. Lipkus                                       Vice President and                         April 21, 2006
------------------------------------------------            Chief Financial Officer
     William M. Lipkus

/s/ Lawrence M. Falcon                                      Senior Vice President and                  April 21, 2006
------------------------------------------------            Comptroller
     Lawrence M. Falcon

/s/ William H. Drinkwater                                   Senior Vice President,                     April 21, 2006
------------------------------------------------            Chief Actuary, and Director
     William H. Drinkwater

/s/ Richard H. Gaebler*                                     Director                                   April 21, 2006
------------------------------------------------
     Richard H. Gaebler

/s/ Jay G. Baris*                                           Director                                   April 21, 2006
------------------------------------------------
     Jay G. Baris

/s/ Scott Hodes*                                            Director                                   April 21, 2006
------------------------------------------------
     Scott Hodes

/s/ Glenn T. Dallas*                                        Director                                   April 21, 2006
------------------------------------------------
     Glenn T. Dallas

/s/ Jackson Ream*                                           Director                                   April 21, 2006
------------------------------------------------
     Jackson Ream

/s/ Nelson Schaenen Jr.*                                    Director                                   April 21, 2006
------------------------------------------------
     Nelson Schaenen Jr.

/s/ Jane W. Kruzan*                                         Director                                   April 21, 2006
------------------------------------------------
     Jane W. Kruzan

/s/ John T. Sullivan*                                       Director                                   April 21, 2006
------------------------------------------------
     John T. Sullivan

/s/ Kathryn S. Head*                                        Chairman and Director                      April 21, 2006
------------------------------------------------
     Kathryn S. Head

/s/ Clark D. Wagner*                                        Director                                   April 21, 2006
------------------------------------------------
     Clark D. Wagner


*  By:  /s/ William H. Drinkwater
        -------------------------
        William H. Drinkwater
        (Attorney-in-Fact)

                                INDEX TO EXHIBITS



Exhibit
Number                Description
--------              -----------

10(a)         Consent of Independent Public Accountants